UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

(Address of principal executive offices)     (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-888-783-8637

www.rareviewcapital.com

Annual Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Inflation/Deflation ETF (FLTN)

Rareview Systematic Equity ETF (RSEE)

September 30, 2022

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund. The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in fixed income closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund lost 20.16% at market value during the year ended September 30, 2022. Since its inception on October 20, 2020, through September 30, 2022, the Fund lost 1.08% at market value.

Relative to a 50/50 blend1 of Investment Grade and High Yield credit, the Fund underperformed by 4.49% during the year ended September 30, 2022, and outperformed 5.17%* since inception on October 20, 2020.

A rise in interest rates and inflation detracted from performance. The NAV fell in most of the Fund’s closed-end funds holdings as the fixed income market experienced its worst performance on record. The discount-to-Net Asset Value widened in most of the Fund’s closed-end fund holdings because of near record fixed income volatility.

A reduced allocation to riskier credit sectors and elevated cash balances helped mitigate losses. The risk overlay process positively contributed to performance. Derivatives were used to tactically mitigate the rise in interest rates, which partially offset the Fund’s losses.

* Periods over one year are annualized.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe.

Annual Shareholder Report | 2

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund (ETF). The Fund seeks to achieve its investment objective principally through investments in closed-end funds. Under normal market conditions, the Fund will invest in municipal bond closed-end funds trading at a discount or premium to their underlying net asset value and that pay regular periodic cash distributions.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund underperformed during the period.

The Fund lost 26.20% at market value during the year ended September 30, 2022. Since its inception on October 20, 2020, though September 30, 2022, the Fund lost 15.28%.

Relative to the Bloomberg Barclays U.S. Municipal Bond Index1, the Fund underperformed by 14.70% during the year ended September 30, 2022, and 3.51%* since inception on October 20, 2020.

A rise in interest rates and inflation detracted from performance. The NAV fell in most of the Fund’s closed-end funds holdings as the fixed income market experienced its worst performance on record. The discount-to-Net Asset Value widened in most of the Fund’s closed-end fund holdings because of record fixed income volatility. The risk overlay process positively contributed to performance. Derivatives were used to tactically mitigate the rise in interest rates, which partially offset the Fund’s losses.

* Periods over one year are annualized.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Annual Shareholder Report | 3

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Rareview Inflation/Deflation Income ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective through investments in inflation-protected U.S. Treasury securities (“TIPS”), exchange traded funds that primarily invest in TIPS, or other U.S. Treasury securities. The Fund seeks to achieve its investment objective over a business cycle which it defines as approximately 60 months. The Adviser invests the Fund’s assets in TIPS or ETFs that primarily invest in TIPS when the Adviser believes the market is in an inflationary environment. The Adviser invests in U.S. Treasury securities when the Adviser believes the market is in a deflationary environment. The Fund will also either invest in a combination of cash, cash equivalents, and exchange traded and over-the-counter fixed income derivatives based on the Adviser’s outlook on current interest rates.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund’s performance during the period was significant on a relative basis.

The Fund lost 8.00% at market value during the period since its inception on January 5, 2022, through September 30, 2022.

Relative to the Bloomberg US Aggregate Index1, the Fund outperformed by 5.63% during the period since inception on January 5, 2022 through September 30, 2022.

The Fund migrated through the different stages of the Federal Reserve cycle during the period. The Fund benefited from US Treasury inflation breakevens and short duration exposure in the early stages. An extension to longer duration U.S. Treasuries in the latter stages detracted from performance.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The Bloomberg US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

Annual Shareholder Report | 4

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Rareview Systematic Equity ETF

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in exchange traded funds that primarily invest in equity securities of domestic, foreign or emerging market issuers of any market capitalization.

WHAT CONTRIBUTING FACTORS WERE RESPONSIBLE FOR THE FUND’S RELATIVE PERFORMANCE DURING THE PERIOD?

The Fund’s performance during the period was significant on a relative basis.

The Fund lost 1.80% at market value during the period since its inception on January 20, 2022 through September 30, 2022.

Relative to the MSCI ACWI Index1, the Fund outperformed by 20.55% during the period since inception on January 20, 2022 through September 30, 2022.

During the period, the Fund used long-term and short-term behavior models to take long and short positions. The Fund added value by owning regional markets when expected returns were positive and took defensive positions when expected returns were negative.

1 Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses, or sales charges. Past performance is no guarantee of future results. The MSCI All Country World Index (ACWI) is a stock index designed to track broad global equity-market performance. The index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets.

Annual Shareholder Report | 5

Fund PerformanceSeptember 30, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

INVESTMENT OBJECTIVE

Rareview Dynamic Fixed Income ETF seeks total return with an emphasis on providing current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (10/20/20)	Total
Rareview Dynamic Fixed Income ETF (RDFI) - Total Return (at Net Asset Value)(b)	-20.10%	-1.16%	3.24%
Rareview Dynamic Fixed Income ETF (RDFI) - Total Return (at Market Value)(c)	-20.16%	-1.08%	N/A
50% ICE BofA 5-10Y US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD(d)(e)	-15.67%	-6.25%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Dynamic Fixed Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 6

Fund Performance (continued)September 30, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The ICE BofA 5-10 Year U.S. Corp Index is a subset of ICE BofAML U.S. Corporate Index. It measures market performance of USD-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity between 5 and 10 years. It is market capitalization weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(e) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. The indices are an integral part of the global Markit iBoxx index families, which provide the marketplace with accurate and objective indices by which to assess the performance of bond markets and investments. The index is market-value weighted with an issuer cap of 3%. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 7

Fund PerformanceSeptember 30, 2022 (Unaudited)

The Rareview Tax Advantaged Income ETF

INVESTMENT OBJECTIVE

The Rareview Tax Advantaged Income ETF seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (10/20/20)	Total
Rareview Tax Advantaged Income ETF (RTAI) - Total Return (at Net Asset Value)(b)	-25.86%	-8.08%	3.18%
Rareview Tax Advantaged Income ETF (RTAI) - Total Return (at Market Value)(c)	-26.20%	-8.16%	N/A
Bloomberg Municipal TR USD(d)	-11.50%	-4.65%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Tax Advantaged Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 8

Fund Performance (continued)September 30, 2022 (Unaudited)

The Rareview Tax Advantaged Income ETF

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 9

Fund PerformanceSeptember 30, 2022 (Unaudited)

The Rareview Inflation/Deflation ETF

INVESTMENT OBJECTIVE

The Rareview Inflation/Deflation ETF seeks a rate of return that exceeds the rate of inflation over a business cycle.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Rareview Inflation/Deflation ETF (FLTN) - Total Return (at Net Asset Value)(c)	-8.02%	0.93%
Rareview Inflation/Deflation ETF (FLTN) - Total Return (at Market Value)(d)	-8.00%	N/A
Bloomberg U.S. Aggregate Bond Index(e)	-13.63%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Inflation/Deflation ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated January 5, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations January 5, 2022.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 10

Fund Performance (continued)September 30, 2022 (Unaudited)

The Rareview Inflation/Deflation ETF

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 11

Fund PerformanceSeptember 30, 2022 (Unaudited)

The Rareview Systematic Equity ETF

INVESTMENT OBJECTIVE

The Rareview Systematic Equity ETF seeks returns that exceed global developed and emerging markets equities

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Rareview Systematic Equity ETF (RSEE) - Total Return (at Net Asset Value)(c)	-1.85%	1.12%
Rareview Systematic Equity ETF (RSEE) - Total Return (at Market Value)(d)	-1.80%	N/A
MSCI ACWI Index(e)	-22.35%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-888-783-8637 or visit http://www.rareviewcapital.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Rareview Systematic Equity ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated January 19, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations January 20, 2022.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

Annual Shareholder Report | 12

Fund Performance (continued)September 30, 2022 (Unaudited)

The Rareview Systematic Equity ETF

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,933 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 13

Expense ExamplesSeptember 30, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Shareholder Report | 14

Expense Examples (continued)September 30, 2022 (Unaudited)

		Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$1,000.00	$882.10	$6.79	1.44%
	Hypothetical	1,000.00	1,017.85	7.28	1.44
Rareview Tax Advantaged Income ETF	Actual	1,000.00	849.80	5.80	1.25
	Hypothetical	1,000.00	1,018.80	6.33	1.25
Rareview Inflation/Deflation ETF	Actual	1,000.00	928.60	4.21	0.87
	Hypothetical	1,000.00	1,020.71	4.41	0.87
Rareview Systematic Equity ETF	Actual	1,000.00	975.90	4.80	0.97
	Hypothetical	1,000.00	1,020.21	4.91	0.97

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 15

Portfolio of InvestmentsSeptember 30, 2022

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Financials	3.7
Closed End Funds	80.8
Treasury Bill	15.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 2.9%
Financials — 2.9%
68,333	AGNC Investment Corp.	575,364
32,467	Annaly Capital Management, Inc.	557,134
		1,132,498
Total Common Stocks (Cost $1,732,426)		1,132,498

Closed End Funds — 63.9%
837,925	Aberdeen Asia Pacific Income Fund, Inc.	2,111,571
64,739	BlackRock Core Bond Trust	647,390
296,736	BlackRock Credit Allocation Income Trust	2,830,861
175,087	BlackRock Income Trust, Inc.	724,860
102,306	BlackRock Municipal Income Trust II	1,023,060
96,829	BlackRock MuniHoldings Fund, Inc.	1,089,326
191,029	BlackRock MuniVest Fund, Inc.	1,268,432
124,680	BlackRock MuniYield Fund, Inc.	1,239,319
57,394	BlackRock MuniYield Quality Fund, Inc.	634,204
87,363	BlackRock MuniYield Quality Fund III, Inc.	911,196
131,985	DoubleLine Yield Opportunities Fund	1,780,478
72,575	Invesco Municipal Trust	663,335
133,597	Invesco Quality Municipal Income Trust	1,219,741
288,231	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,158,689
96,280	Nuveen AMT-Free Quality Municipal Income Fund	1,020,568
177,076	Nuveen Municipal Credit Income Fund	2,013,354
24,185	Nuveen Preferred & Income Opportunities Fund	168,086

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 16

Portfolio of Investments (continued)September 30, 2022

Rareview Dynamic Fixed Income ETF

Shares or Principal ($)		Fair Value ($)
Closed End Funds — 63.9% (continued)
324,884	Nuveen Preferred & Income Securities Fund	2,134,488
31,134	Nuveen Quality Municipal Income Fund	342,474
105,476	Western Asset Diversified Income Fund, Inc.	1,326,888
71,566	Western Asset Emerging Markets Debt Fund, Inc.	571,097
		24,879,417
Total Closed End Funds (Cost $31,079,588)		24,879,417

Treasury Bill — 12.2%
4,939,000	U.S. Treasury Bill, 3.96%, 9/7/23(a)	4,759,882
Total Treasury Bill (Cost $4,761,925)		4,759,882

Total Investments — 79.0% (Cost $37,573,939)		30,771,797
Other Assets in Excess of Liabilities — 21.0%		8,161,708
Net Assets — 100.0%		$38,933,505

(a) The rate represents the effective yield at September 30, 2022.

AMT — Alternative Minimum Tax

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
5 Year US Treasury Note Future	83	12/30/22	9,028,971	8,923,149	(105,822)
					(105,822)

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
10 Year Japan Government Bond Future	16	12/13/22	16,433,934	16,394,666	39,268
iBoxx iShares Bond Index Future	66	11/1/22	8,573,014	8,510,040	62,974
					102,242

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 17

Portfolio of InvestmentsSeptember 30, 2022

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 94.1%
96,651	BlackRock Municipal Income Trust II	966,510
92,134	BlackRock MuniHoldings Fund, Inc.	1,036,507
194,193	BlackRock MuniVest Fund, Inc.	1,289,442
200,324	BlackRock MuniYield Fund, Inc.	1,991,221
43,189	BlackRock MuniYield Quality Fund, Inc.	477,238
113,632	BlackRock MuniYield Quality Fund III, Inc.	1,185,182
145,780	Invesco Municipal Trust	1,332,429
136,991	Invesco Quality Municipal Income Trust	1,250,728
191,498	Nuveen AMT-Free Quality Municipal Income Fund	2,029,879
173,350	Nuveen Municipal Credit Income Fund	1,970,989
115,798	Nuveen Quality Municipal Income Fund	1,273,778
		14,803,903
Total Closed End Funds (Cost $18,535,858)		14,803,903

Total Investments — 94.1% (Cost $18,535,858)		14,803,903
Other Assets in Excess of Liabilities — 5.9%		927,389
Net Assets — 100.0%		15,731,292

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 18

Portfolio of Investments (continued)September 30, 2022

Rareview Tax Advantaged Income ETF

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Japan Government Bond Future	8	12/13/22	8,216,967	8,197,333	19,634
					19,634

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 19

Portfolio of InvestmentsSeptember 30, 2022

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Options on Futures	3.0
Treasury Bill	31.2
Treasury Notes	65.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

		Fair Value ($)
Purchased Options on Futures — 2.7%
Total Purchased Options on Futures (Cost $373,683)		320,638
Principal ($)
Treasury Bill — 27.8%
3,400,000	United States Treasury Bill, 3.81%, 3/30/23(a)	3,336,080
Total Treasury Bill (Cost $3,336,477)		3,336,080

Treasury Notes — 58.5%
3,962,000	United States Treasury Note, 2.75%, 07/31/27	3,731,089
3,619,000	United States Treasury Note, 2.75%, 08/15/32	3,310,820
		7,041,909
Total Treasury Notes (Cost $7,321,904)		7,041,909

Total Investments — 89.0% (Cost $11,032,064)		10,698,627
Other Assets in Excess of Liabilities — 11.0%		1,321,620
Net Assets — 100.0%		12,020,247

(a) The rate represents the effective yield at September 30, 2022.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 20

Portfolio of Investments (continued)September 30, 2022

Rareview Inflation/Deflation ETF

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Japan Government Bond Future	9	12/13/22	9,244,088	9,222,000	22,088
					22,088

Written Options

Exchange-traded options on futures contacts written as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(b)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	768	184,800	61,440	96.25	11/11/22	(67,200)
Euro$ 2Y Midcurve Options	Call	478	116,513	112,999	97.50	2/10/23	(62,738)
U.S. 5Yr Futures Options	Call	204	22,491	15,744	110.25	10/21/22	(12,750)
(Total Premiums Received $190,183)							(142,688)

Purchased Options

Exchanged-traded options on futures contacts purchased as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(b)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	768	184,560	96.13	11/11/22	91,200
Euro $1Y Midcurve Options	Call	478	116,214	97.25	2/10/23	59,750
U.S. 5Yr Futures Options	Call	204	22,287	109.25	10/21/22	31,875
U.S. Bond Futures Options	Call	35	4,375	125.00	11/25/22	137,813
(Total Cost $373,683)						320,638

(b) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 21

Portfolio of InvestmentsSeptember 30, 2022

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	85.0
Emerging Markets Exchange-Traded Fund	15.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 68.0%
77,362	iShares MSCI EAFE ETF	4,333,046
73,684	iShares MSCI Emerging Markets ETF	2,570,098
18,601	iShares Russell 2000 ETF	3,067,677
19,963	SPDR S&P 500 ETF Trust(a)	7,130,384
		17,101,205
Total Exchange-Traded Funds (Cost $17,591,160)		17,101,205

Total Investments — 68.0% (Cost $17,591,160)		17,101,205
Other Assets in Excess of Liabilities — 32.0%		8,050,532
Net Assets — 100.0%		25,151,737

(a) As of September 30, 2022, investment is 28.35% of the Fund’s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Futures Contracts

At September 30, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Mini MSCI EAFE Index Future	47	12/16/22	3,902,554	3,902,410	(144)
Russell 2000 Mini Index Future	33	12/16/22	2,749,868	2,755,170	5,302
					5,158

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 22

Portfolio of Investments (continued)September 30, 2022

Rareview Systematic Equity ETF

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
S&P 500 E-mini Future	59	12/16/22	11,559,723	10,624,425	935,298
Mini MSCI Emerging Markets Index Future	87	12/16/22	4,130,300	3,791,025	339,275
					1,274,573

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 23

Statements of Assets and LiabilitiesSeptember 30, 2022

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $37,573,939 and $18,535,858)	$30,771,797	$14,803,903
Cash and cash equivalents	2,818,023	128,147
Deposits at brokers for derivative contracts	4,229,693	754,951
Dividends and interest receivable	193,313	65,134
Foreign currency at broker for derivative contracts (Cost $491,027 and $31,424)	485,158	30,919
Receivable for investments sold	531,382	—
Prepaid expenses	708	335
Total Assets	39,030,074	15,783,389
Liabilities:
Payable for variation margin on futures contracts	21,717	11,055
Accrued expenses:
Advisory	36,661	7,325
Administration	6,425	2,337
Custodian	540	477
Fund accounting	5,927	5,389
Legal and audit	20,892	20,892
Trustee	1,382	1,045
Other	3,025	3,577
Total Liabilities	96,569	52,097
Net Assets	$38,933,505	$15,731,292
Net Assets consist of:
Paid in Capital	$51,897,624	$21,958,524
Total Distributable Earnings (Deficit)	(12,964,119)	(6,227,232)
Net Assets	$38,933,505	$15,731,292

Net Assets:	$38,933,505	$15,731,292

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,775,000	800,000
Net Asset Value (offering and redemption price per share):	$21.93	$19.66

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 24

Statements of Assets and Liabilities (continued)September 30, 2022

	Rareview Inflation/ Deflation ETF	Rareview Systematic Equity ETF
Assets:
Investments, at value (Cost $11,032,064 and $17,591,160)	$10,698,627	$17,101,205
Cash	1,127,019	5,217,984
Deposits at brokers for derivative contracts	1,038,461	6,822,845
Dividends and interest receivable	31,067	27,251
Foreign currency at broker for derivative contracts (Cost $33,009 and $—)	32,844	—
Receivable for investments sold	3,386,442	1,158,194
Receivable due from advisor	1,852	—
Receivable for variation margin on futures contracts	—	133,588
Prepaid expenses	107	71
Total Assets	16,316,419	30,461,138
Liabilities:
Payable due to custodian	631,317	—
Payable for investments purchased	3,480,661	5,273,034
Payable for variation margin on futures contracts	12,437	—
Written options at value (Premiums received $190,183 and $—)	142,688	—
Accrued expenses:
Advisory	—	5,027
Administration	1,594	2,661
Custodian	170	195
Fund accounting	3,869	3,893
Legal and audit	18,914	18,142
Trustee	800	1,600
Other	3,722	4,849
Total Liabilities	4,296,172	5,309,401
Net Assets	$12,020,247	$25,151,737
Net Assets consist of:
Paid in Capital	$13,075,802	$24,981,464
Total Distributable Earnings (Deficit)	(1,055,555)	170,273
Net Assets	$12,020,247	$25,151,737

Net Assets:	$12,020,247	$25,151,737
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	525,000	1,025,000
Net Asset Value (offering and redemption price per share):	$22.90	$24.54

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 25

Statements of OperationsFor the year ended September 30, 2022

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$2,742,673	$870,123
Interest income	6,101	194
Total Investment Income	2,748,774	870,317
Expenses:
Advisory	529,493	146,803
Administration	91,190	33,275
Compliance services	5,250	5,250
Custodian	4,880	2,415
Fund accounting	49,600	50,522
Legal and audit	24,778	25,732
Printing	10,562	3,969
Treasurer	1,875	900
Trustee	6,582	3,845
Offering costs	8,199	6,436
Other	21,432	16,874
Total Expenses before fee reductions or recoupment of fees	753,841	296,021
Expenses contractually waived and/or reimbursed by the Advisor	—	(51,481)
Recoupment of prior expenses reimbursed by the Advisor	48,672	—
Total Net Expenses	802,513	244,540
Net Investment Income (Loss)	1,946,261	625,777
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	5,078,873	1,889,409
Net realized gains (losses) from in-kind transactions	1,326	(218,824)
Net realized gains (losses) from futures transactions	1,940,198	168,819
Net realized gains (losses) from written options transactions	(13,124,549)	(4,595,716)
Net realized gains (losses) from securities sold short	7	2,420
Change in unrealized appreciation (depreciation) on investments	(7,317,610)	(3,860,279)
Change in unrealized appreciation (depreciation) on futures	(3,580)	19,634
Change in unrealized appreciation (depreciation) on written options	79,465	21,343
Net Realized and Unrealized Gains (Losses) from Investments:	(13,345,870)	(6,573,194)
Change in Net Assets Resulting From Operations	$(11,399,609)	$(5,947,417)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 26

Statements of Operations (continued)

	Rareview Inflation/ Deflation ETF	Rareview Systematic Equity ETF
	For the period January 5, 2022 through September 30, 2022(a)	For the period January 20, 2022 through September 30, 2022(a)
Investment Income:
Dividend income	$12,227	$161,384
Interest income	96,790	5,047
Total Investment Income	109,017	166,431
Expenses:
Advisory	46,270	86,156
Administration	11,303	17,851
Compliance services	5,250	5,250
Custodian	270	295
Exchange listing fee	4,446	4,267
Fund accounting	15,053	15,379
Legal and audit	27,048	25,080
Printing	3,826	7,302
Treasurer	1,050	1,275
Trustee	2,356	3,733
Other	5,168	5,809
Total Expenses before fee reductions	122,040	172,397
Expenses contractually waived and/or reimbursed by the Advisor	(65,731)	(71,992)
Expenses voluntarily waived by the Administrator	(892)	(1,434)
Total Net Expenses	55,417	98,971
Net Investment Income (Loss)	53,600	67,460
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	846,303	(2,268,607)
Net realized gains (losses) from in-kind transactions	(19,550)	(5,323)
Net realized gains (losses) from futures transactions	43,139	1,609,036
Net realized gains (losses) from written options transactions	(1,692,603)	—
Change in unrealized appreciation (depreciation) on investments	(333,271)	(489,955)
Change in unrealized appreciation (depreciation) on futures	22,088	1,279,731
Change in unrealized appreciation (depreciation) on written options	47,495	—
Net Realized and Unrealized Gains (Losses) from Investments:	(1,086,399)	124,882
Change in Net Assets Resulting From Operations	$(1,032,799)	$192,342

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 27

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Year Ended September 30, 2022	For the period October 20, 2020(a) through September 30, 2021	Year Ended September 30, 2022	For the period October 20, 2020(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$1,946,261	$1,291,807	$625,777	$262,788
Net realized gains (losses) from investment, in-kind, futures, written options, and securities sold short transactions.	(6,104,145)	1,308,157	(2,753,892)	495,726
Change in unrealized appreciation (depreciation) on investments, futures, and written options	(7,241,725)	430,135	(3,819,302)	107,486
Change in net assets resulting from operations	(11,399,609)	3,030,099	(5,947,417)	866,000
Distributions to Shareholders From:
Earnings	(4,012,196)	(960,195)	(1,138,829)	(225,810)
Return of Capital:	(16,256)	—	—	—
Change in net assets from distributions	(4,028,452)	(960,195)	(1,138,829)	(225,810)
Capital Transactions:
Proceeds from shares issued	3,430,569	66,437,443	6,969,624	18,912,063
Cost of shares redeemed	(16,832,922)	(743,428)	(3,704,339)	—
Change in net assets from capital transactions	(13,402,353)	65,694,015	3,265,285	18,912,063
Change in net assets	(28,830,414)	67,763,919	(3,820,961)	19,552,253
Net Assets:
Beginning of period	67,763,919	—	19,552,253	—
End of period	$38,933,505	$67,763,919	$15,731,292	$19,552,253
Share Transactions:
Issued	125,000	2,325,000	250,000	700,000
Redeemed	(650,000)	(25,000)	(150,000)	—
Change in shares	(525,000)	2,300,000	100,000	700,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 28

Statements of Changes in Net Assets (continued)

	Rareview Inflation/Deflation ETF	Rareview Systematic Equity ETF
	For the period January 5, 2022(a) through September 30, 2022	For the period January 20, 2022(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$53,600	$67,460
Net realized gains (losses) from investment, in-kind, futures and written options transactions	(822,711)	(664,894)
Change in unrealized appreciation (depreciation) on investments, futures and written options	(263,688)	789,776
Change in net assets resulting from operations	(1,032,799)	192,342
Distributions to Shareholders From:
Earnings	(42,306)	—
Change in net assets from distributions	(42,306)	—
Capital Transactions:
Proceeds from shares issued	14,226,263	25,587,615
Cost of shares redeemed	(1,130,911)	(628,220)
Change in net assets from capital transactions	13,095,352	24,959,395
Change in net assets	12,020,247	25,151,737
Net Assets:
Beginning of period	—	—
End of period	$12,020,247	$25,151,737
Share Transactions:
Issued	575,000	1,050,000
Redeemed	(50,000)	(25,000)
Change in shares	525,000	1,025,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 29

Financial Highlights

Rareview Dynamic Fixed Income ETF	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$29.46	$25.00

Net Investment Income (Loss)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	(6.54)	4.32
Total from Investment Activities	(5.61)	5.53

Distributions from Net Investment Income	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	(0.65)	—
Return of Capital	(0.01)	—
Total Distributions	(1.92)	(1.07)

Net Asset Value, End of Period	$21.93	$29.46
Net Assets at End of Period (000’s)	$38,934	$67,764

Total Return at NAV(c)(d)	(20.10)%	22.35%
Total Return at Market(d)(e)	(20.16)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	3.57%	5.11%
Portfolio Turnover(d)(j)	132%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Before fee reductions or recoupment of fees previously reimbursed by the Advisor. If such waivers/reimbursements or recoupment had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 30

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$27.93	$25.00

Net Investment Income (Loss)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	(7.72)	2.88
Total from Investment Activities	(6.94)	3.60

Distributions from Net Investment Income	(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	(0.57)	—
Total Distributions	(1.33)	(0.67)

Net Asset Value, End of Period	$19.66	$27.93
Net Assets at End of Period (000’s)	$15,731	$19,552
Total Return at NAV(c)(d)	(25.86)%	14.49%
Total Return at Market(d)(e)	(26.20)%	14.81%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	3.20%	2.94%
Portfolio Turnover(d)(j)	65%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Before fee reductions or recoupment of fees previously reimbursed by the Advisor. If such waivers/reimbursements or recoupment had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 31

Financial Highlights (continued)

Rareview Inflation/Deflation ETF	January 5, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.15
Net Realized and Unrealized Gains (Losses) on Investments	(2.14)
Total from Investment Activities	(1.99)

Distributions from Net Investment Income	(0.11)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.11)

Net Asset Value, End of Period	$22.90
Net Assets at End of Period (000’s)	$12,020

Total Return at NAV(c)(d)	(8.02)%
Total Return at Market(d)(e)	(8.00)%

Ratio of Net Expenses to Average Net Assets(f)(g)(h)	0.87%
Ratio of Gross Expenses to Average Net Assets(f)(g)(i)(j)	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	0.84%
Portfolio Turnover(d)(l)	390%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) The ratio of net expenses to average net assets would have been 0.88% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(i) The ratio of gross expenses to average net assets would have been 1.93% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 32

Financial Highlights (continued)

Rareview Systematic Equity ETF	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.11
Net Realized and Unrealized Gains (Losses) on Investments(c)	(0.57)
Total from Investment Activities	(0.46)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$24.54
Net Assets at End of Period (000’s)	$25,152

Total Return at NAV(d)(e)	(1.85)%
Total Return at Market(e)(f)	(1.80)%

Ratio of Net Expenses to Average Net Assets(g)(h)(i)	0.97%
Ratio of Gross Expenses to Average Net Assets(g)(h)(j)(k)	1.69%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(l)	0.66%
Portfolio Turnover(e)(m)	237%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(k) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(l) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(m) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 33

Notes to Financial StatementsSeptember 30, 2022

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Rareview Inflation/Deflation ETF commenced operations on January 5, 2022. Rareview Systematic Equity ETF commenced operations on January 20, 2022. The Rareview Inflation/Deflation ETF and the Rareview Systematic Equity ETF are commodity pools under the U.S. Commodity Exchange Act and their advisor, Rareview Capital, LLC, is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as

Annual Shareholder Report | 34

Notes to Financial Statements (continued)September 30, 2022

Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

Annual Shareholder Report | 35

Notes to Financial Statements (continued)September 30, 2022

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there was no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean

Annual Shareholder Report | 36

Notes to Financial Statements (continued)September 30, 2022

between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of September 30, 2022.

The following table provides the fair value measurement as of September 30, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Common Stocks	$1,132,498	$—	$1,132,498
Closed-End Funds	24,879,417	—	24,879,417
Treasury Bill	—	4,759,882	4,759,882
Total Investments	$26,011,915	$4,759,882	$30,771,797
Other Financial Instruments(1)
Assets
Futures Contracts	(105,822)	—	(105,822)
Liabilities
Futures Contracts	102,242	—	102,242
Total Other Financial Instruments	$(3,580)	$—	$(3,580)
Rareview Tax Advantaged Income ETF
Closed-End Funds	$14,803,903	$—	$14,803,903
Total Investments	$14,803,903	$—	$14,803,903
Other Financial Instruments(1)
Liabilities
Futures Contract	19,634	—	19,634
Total Other Financial Instruments	$19,634	$—	$19,634

Annual Shareholder Report | 37

Notes to Financial Statements (continued)September 30, 2022

	Level 1	Level 2	Total Investments
Rareview Inflation/Deflation ETF
Purchased Options on Futures	$320,638	$—	$320,638
Treasury Bill	—	3,336,080	3,336,080
Treasury Notes	—	7,041,909	7,041,909
Total Investments	$320,638	$10,377,989	$10,698,627
Other Financial Instruments(1)
Liabilities
Futures Contract	22,088	—	22,088
Written Options	(142,688)	—	(142,688)
Total Other Financial Instruments	$(120,600)	$—	$(120,600)
Rareview Systematic Equity ETF
Exchange-Traded Funds	$17,101,205	$—	$17,101,205
Total Investments	$17,101,205	$—	$17,101,205
Other Financial Instruments(1)
Assets
Futures Contracts	5,158	—	5,158
Liabilities
Futures Contract	1,274,573	—	1,274,573
Total Other Financial Instruments	$1,279,731	$—	$1,279,731

(1) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

Annual Shareholder Report | 38

Notes to Financial Statements (continued)September 30, 2022

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income, and Rareview Inflation/Deflation ETF intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have unconditional rights to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of September 30, 2022.

Annual Shareholder Report | 39

Notes to Financial Statements (continued)September 30, 2022

G. Derivative Instruments:

All open derivative positions at year or period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of September 30, 2022, and the monthly average notional amount for these contracts for the year or period ended September 30, 2022 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$9,028,971	$25,006,948	$9,719,273(a)	$27,950,899	(b)
Rareview Tax Advantaged Income ETF	—	8,216,967	1,136,888(c)	10,526,613	(d)
Rareview Inflation/ Deflation ETF	—	9,244,088	10,998,006(e)	14,234,666	(f)
Rareview Systematic Equity ETF	6,652,422	15,690,023	7,311,700(g)	7,873,013	(h)

(a) For the period when the Fund held long futures contracts from January 1, 2022 through January 31, 2022, April 1, 2022 through May 31, 2022 and July 1, 2022 through September 30, 2022.

(b) For the period when the Fund held short futures contracts from October 1, 2021 through March 31, 2022 and May 1, 2022 through September 30, 2022.

Annual Shareholder Report | 40

Notes to Financial Statements (continued)September 30, 2022

(c) For the period when the Fund held long futures contracts from January 1, 2022 through January 31, 2022.

(d) For the period when the Fund held short futures contracts from October 1, 2021 through February 28, 2022, May 1, 2022 through July 31, 2022 and September 1, 2022 through September 30, 2022.

(e) For the period when the Fund held long futures contracts from January 1, 2022 through January 31, 2022, March 1, 2022 through March 31, 2022 and June 1, 2022 through August 31, 2022.

(f) For the period when the Fund held short futures contracts from January 1, 2022 through February 28, 2022 and May 1, 2022 through September 30, 2022.

(g) For the period when the Fund held long futures contracts from January 1, 2022 through January 31, 2022 and March 1, 2022 through September 30, 2022.

(h) For the period when the Fund held short futures contracts from February 1, 2022 through May 31, 2022 and August 1, 2022 through September 30, 2022.

Options Contracts:

Purchased Options Contracts – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of September 30, 2022, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of September 30, 2022, and the monthly average notional amount for these contracts for the year or period ended September 30, 2022 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options Contracts:
Rareview Dynamic Fixed Income ETF	$—	$1,638,753	(a)
Rareview Tax Advantaged Income ETF	—	583,812	(a)
Rareview Inflation/Deflation ETF	327,436	473,064	(b)

Annual Shareholder Report | 41

Notes to Financial Statements (continued)September 30, 2022

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Written Options Contracts:
Rareview Dynamic Fixed Income ETF	$—	$1,633,567	(c)
Rareview Tax Advantaged Income ETF	—	581,730	(c)
Rareview Inflation/Deflation ETF	323,804	492,533	(d)

(a) For the period when the Fund held purchased options contracts from October 1, 2021 through August 31, 2022.

(b) For the period when the Fund held purchased options contracts from January 1, 2022 through September 30, 2022.

(c) For the period when the Fund held written options contracts from October 1, 2021 through August 31, 2022.

(d) For the period when the Fund held written options contracts from February 1, 2022 through September 30, 2022.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of September 30, 2022:

	Assets		Liabilities
	Investments, at Value for Purchased Options	Unrealized Appreciation (Depreciation) on Futures Contracts(1)	Written Options, at Value	Unrealized Appreciation (Depreciation) on Futures Contracts(1)
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$—	$(105,822)	$—	$102,242
Rareview Tax Advantaged Income ETF	—	—	—	19,634
Rareview Inflation/ Deflation ETF	320,638	—	(142,688)	22,088
Equity Risk Exposure:
Rareview Systematic Equity ETF	—	5,158	—	1,274,573

(1) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Annual Shareholder Report | 42

Notes to Financial Statements (continued)September 30, 2022

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year or period ended September 30, 2022:

	Net Realized Gains (Losses) from
	Futures Contracts	Purchased Options	Written Options
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$1,940,198	$12,367,962	$(13,124,549)
Rareview Tax Advantaged Income ETF	168,819	4,255,151	(4,595,716)
Rareview Inflation/Deflation ETF	43,139	1,448,830	(1,694,545)
Commodity Risk Exposure:
Rareview Inflation/Deflation ETF	—	(22,183)	1,942
Equity Risk Exposure:
Rareview Systematic Equity ETF	1,609,036	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Purchased Options	Written Options
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$(3,580)	$(188,922)	$79,465
Rareview Tax Advantaged Income ETF	19,634	(51,051)	21,343
Rareview Inflation/Deflation ETF	22,088	(53,045)	47,495
Equity Risk Exposure
Rareview Systematic Equity ETF	1,279,731	—	—

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Inflation/Deflation ETF	0.73%
Rareview Systematic Equity ETF	0.85%

Annual Shareholder Report | 43

Notes to Financial Statements (continued)September 30, 2022

GST Management LLC, (“GST”) serves as subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST shall be paid 40% of the net management fees.

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Inflation/Deflation ETF	0.87%
Rareview Systematic Equity ETF	0.97%

Each Expense Cap will remain in effect through at least January 31, 2023. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of each Fund’s prospectus.

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

During the year ended September 30, 2022, the Advisor recouped $48,672 of the previous fiscal period waivers from Rareview Dynamic Fixed Income ETF.

As of September 30, 2022, the Advisor may recoup amounts from the Fund as follows:

Fund	Waived/ Reimbursed FY 2021 Expires 9/30/2024	Waived/ Reimbursed FY 2022 Expires 9/30/2025	Total
Rareview Dynamic Fixed Income ETF	$—	$—	$—
Rareview Tax Advantaged Income ETF	69,755	51,481	121,236
Rareview Inflation/Deflation ETF	—	65,731	65,731
Rareview Systematic Equity ETF	—	71,992	71,992

Annual Shareholder Report | 44

Notes to Financial Statements (continued)September 30, 2022

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee. CFS voluntarily waived $892 for Rareview Inflation/Deflation ETF and $1,434 for Rareview Systematic Equity ETF from April 1, 2022 through July 31, 2022. The fee waiver is not subject to recoupment.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the year or period ended September 30, 2022, the Funds paid a total of $5,100 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year or period ended September 30, 2022 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$61,722,844	$74,641,297
Rareview Tax Advantaged Income ETF	11,774,879	12,784,333
Rareview Inflation/Deflation ETF	3,758,567	11,409,820
Rareview Systematic Equity ETF	27,262,621	24,438,209

Annual Shareholder Report | 45

Notes to Financial Statements (continued)September 30, 2022

Purchases and sales of in-kind transactions for the year or period ended September 30, 2022 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$2,865,411	$15,083,506
Rareview Tax Advantaged Income ETF	6,713,803	3,184,670
Rareview Inflation/Deflation ETF	8,351,624	313,054
Rareview Systematic Equity ETF	17,446,594	405,917

Purchases and sales of long-term U.S. government securities for the year or period ended September 30, 2022 were as follows:

	Purchases	Sales
Rareview Inflation/Deflation ETF	$24,587,325	$17,063,578

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(1)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Inflation/Deflation ETF	250	2.00%
Rareview Systematic Equity ETF	250	2.00%

(1) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of September 30, 2022, there were no unsettled in-kind capital transactions.

Annual Shareholder Report | 46

Notes to Financial Statements (continued)September 30, 2022

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year or period ended September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest of penalties.

As of September 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Rareview Dynamic Fixed Income ETF	$37,607,271	$389,061	$(7,224,535)	$(6,835,474)
Rareview Tax Advantaged Income ETF	18,573,256	—	(3,769,353)	(3,769,353)
Rareview Inflation/Deflation ETF	10,874,873	177,734	(496,667)	(318,933)
Rareview Systematic Equity ETF	17,591,160	—	(489,955)	(489,955)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and mark-to-market on derivative contracts.

The tax character of distributions paid during the fiscal year or period ended September 30, 2021 and September 30, 2022 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax- Exempt Distributions	Return of Capital	Total Distributions Paid
Rareview Dynamic Fixed Income ETF
2021	$746,648	$—	$746,648	$213,547	$—	$960,195
2022	3,375,600	323,808	3,699,408	312,788	16,256	4,028,452

Annual Shareholder Report | 47

Notes to Financial Statements (continued)September 30, 2022

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Tax- Exempt Distributions	Return of Capital	Total Distributions Paid
Rareview Tax Advantaged Income ETF
2021	$5,442	$—	$5,442	$220,368	$ —	$225,810
2022	413,416	114,762	528,178	610,651	—	1,138,829
Rareview Inflation/ Deflation ETF
2022	42,306	—	42,306	—	—	42,306
Rareview Systematic Equity ETF
2022	—	—	—	—	—	—

As of September 30, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Undistributed Tax Exempt Income	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Deficit)
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$—	$(6,162,045)	$(6,802,074)	$(12,964,119)
Rareview Tax Advantaged Income ETF	—	—	46,347	46,347	(2,524,365)	(3,749,214)	(6,227,232)
Rareview Inflation/Deflation ETF	—	—	—	—	(764,425)	(291,130)	(1,055,555)
Rareview Systematic Equity ETF	67,460	592,768	—	660,228	—	(489,955)	170,273

* Includes unrealized appreciation (depreciation) from foreign currencies.

As of  September 30, 2022, the following Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
Rareview Dynamic Fixed Income ETF	$5,555,303	$606,742	$6,162,045
Rareview Tax Advantaged Income ETF	1,798,961	656,645	2,455,606
Rareview Inflation/ Deflation ETF	614,643	93,541	708,184

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

Annual Shareholder Report | 48

Notes to Financial Statements (continued)September 30, 2022

As of the fiscal year ended September 30, 2022, the Funds deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
Rareview Tax Advantaged Income ETF	$68,759	$68,759
Rareview Inflation/Deflation ETF	56,241	56,241

Permanent Tax Differences:

As of September 30, 2022, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to taxable over-distributions, equalization and redemptions in-kind:

	Total Distributable Earnings (Deficit)	Paid in Capital
Rareview Dynamic Fixed Income ETF	$483,214	$(483,214)
Rareview Tax Advantaged Income ETF	218,824	(218,824)
Rareview Inflation/Deflation ETF	19,550	(19,550)
Rareview Systematic Equity ETF	(22,069)	22,069

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around

Annual Shareholder Report | 49

Notes to Financial Statements (continued)September 30, 2022

the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(8) Concentration of Investments

As of September 30, 2022, the Rareview Systematic Equity ETF’s investment in the SPDR S&P 500 ETF Trust represented 28.35% of the Fund’s net assets. The financial statements of the SPDR S&P 500 ETF Trust can be found by accessing the fund’s website at http://www.ssga.com.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2022.

Annual Shareholder Report | 50

Report of Independent Registered Public Accounting Firm

To the Shareholders of Rareview ETFs and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF and Rareview Systematic Equity ETF (the “Funds”), each a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of their operations, changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF	For the year ended September 30, 2022	For the year ended September 30, 2022, and for the period from October 20, 2020 (commencement of operations) through September 30, 2021
Rareview Inflation/ Deflation ETF	For the period from January 5, 2022 (commencement of operations) through September 30, 2022
Rareview Systematic Equity ETF	For the period from January 20, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Annual Shareholder Report | 51

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Rareview Capital, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 2, 2022

Annual Shareholder Report | 52

Additional InformationSeptember 30, 2022 (Unaudited)

OTHER FEDERAL INCOME TAX INFORMATION

During the fiscal year or period ended September 30, 2022, the Funds declared long-term realized gain distributions in the following amounts:

Long-Term Capital Gains
Rareview Dynamic Fixed Income ETF	$323,808
Rareview Tax Advantaged Income ETF	114,762
Rareview Systematic Equity ETF	27,392

During the fiscal year or period ended September 30, 2022, the Funds declared short-term realized gain distributions in the following amounts:

Short-Term Capital Gains
Rareview Dynamic Fixed Income ETF	$913,554
Rareview Tax Advantaged Income ETF	413,416

During the fiscal year or period ended September 30, 2022, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Rareview Dynamic Fixed Income ETF	0.99%

For the fiscal year or period ended September 30, 2022, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

During the fiscal year or period ended September 30, 2022, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Rareview Dynamic Fixed Income ETF	3.04%

During the fiscal year or period ended September 30, 2022, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income
Rareview Dynamic Fixed Income ETF	0.19%
Rareview Inflation/Deflation ETF	93.15%

Annual Shareholder Report | 53

Additional Information (continued)September 30, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-888-783-8637, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-888-783-8637. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-783-8637 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds' liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

The Trust' s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds' investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds' liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds' liquidity risk management program has been effectively implemented.

Annual Shareholder Report | 54

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe, LLC 2022-Present; Chief Executive Officer and President of Atlas Resources LLC 2017-2018, Senior Vice President, Atlas Energy, 2015-2017, Vice President and General Partner of Atlas Growth Partners, L.P. 2013-2017	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 55

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	CEO, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

**** Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Funds’ SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-888-783-8637.

Annual Shareholder Report | 56

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 57

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 58

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Annual Shareholder Report | 59

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Annual Shareholder Report | 60

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Annual Shareholder Report | 61

This Page Was Left Blank Intentionally

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

11/22

Investment Advisor
Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135

Investment Subadvisor
Rareview Systematic Equity ETF
GST Management, LLC
9 East 96th Street, 9B
New York, NY 10128

Distributor
ACA Foreside
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Tuttle Capital Management LLC
155 Lockwood Rd
Riverside, CT 06878
1-866-904-0406

www.spcxetf.com

Annual Shareholder Report

The SPAC and New Issue ETF

September 30, 2022

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The SPAC and New Issue ETF (“SPCX” or the “Fund”). The following information pertains to the fiscal year of October 1, 2021, through September 30, 2022. SPCX is the first actively managed ETF that focuses on Special Purpose Acquisition Companies (SPACs).

The Fund returned -7.47% for the fiscal year ended on September 30, 2022. The market price for SPCX returned -7.74% while the IndexIQ Merger Arbitrage Index, a portfolio of global companies for which there has been a public announcement of a takeover by an acquirer, returned -4.86% over the same period.

The past year has been a challenging environment for equities and SPACs have not been spared from the broader stock market weakness. In addition to the overall bearish tone for stocks, equity issuance and capital markets activity has slowed to a trickle. According to Cowen Inc., year-to-date 2022 there have been 78 SPAC IPOs raising $12.7 billion, a substantial decline from the record issuance of 613 SPACs raising $162 billion in calendar year 2021. Traditional IPO activity has also dropped markedly with 64 IPOs raising just $6.5 billion year-to-date 2022 compared to 397 IPOs raising $142 billion in calendar year 2021. Although there are currently 110 SPACs representing $16.5 billion in capital that have filed to go public, according to Cowen, we believe that the current investment backdrop will keep much of that pending activity on the sidelines until market conditions improve. As such, we expect continued volatility in the SPAC market for the foreseeable future. However, we believe SPCX’s actively-managed approach allows for not only a more defensive posture in the near-term but gives us optionality to quickly capitalize on opportunities should market conditions warrant.

We appreciate your investment in SPCX.

Sincerely,

Matthew Tuttle
Chief Executive Officer
Tuttle Capital Management LLC

This material represents the Advisor’s assessment of the Fund and market environment as of September 30, 2022 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information about the Fund’s holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

Annual Shareholder Report | 2

Fund PerformanceSeptember 30, 2022 (Unaudited)

INVESTMENT OBJECTIVE

The SPAC and New Issue ETF seeks to provide total return.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns		Expense Ratio(a)
	1 Year	Inception (12/16/20)	Total
The SPAC and New Issue ETF (SPCX) - Total Return (at Net Asset Value)(b)	-7.47%	3.47%	1.13%
The SPAC and New Issue ETF (SPCX) - Total Return (at Market Value)(c)	-7.74%	3.34%	N/A
IndexIQ Merger Arbitrage(d)	-4.86%	-3.33%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-904-0406 or visit http://www.spcxetf.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in The SPAC and New Issue ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated February 1, 2022. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d) The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of globalmerger arbitrage activity. The Index also includes short exposure to global equities as a partial equity market hedge. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 3

Expense ExamplesSeptember 30, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period(a)	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual	$1,000.00	$943.00	$4.63	0.95%
	Hypothetical	1,000.00	1,020.31	4.81	0.95

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 4

Portfolio of InvestmentsSeptember 30, 2022

The SPAC and New Issue ETF

: ,

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Financials	84.3
Health Care	0.7
Private Investments	14.2
Rights	0.0†
Warrants	0.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares/Units		Fair Value ($)
Common Stocks — 75.7%
Financials — 75.1%
25,686	A SPAC II Acquisition Corp.(a)	255,576
129,633	Accelerate Acquisition Corp.(a)	1,272,998
65,531	Acropolis Infrastructure Acquisition Corp., Class A(a)	635,978
52,916	Adara Acquisition Corp.(a)	526,514
45,518	Ares Acquisition Corp.(a)	451,994
18,218	Athena Technology Acquisition Corp. II, Class A(a)	179,447
29,645	Atlas Crest Investment Corp. II(a)	292,003
47,916	Aura FAT Projects Acquisition Corp.(a)	482,514
40,000	Aurora Technology Acquisition Corp., Class A(a)	400,800
45,285	Austerlitz Acquisition Corp. I, Class A(a)	444,246
34,047	Austerlitz Acquisition Corp. II, Class A(a)	334,001
49,575	Avanti Acquisition Corp.(a)	496,741
23,852	Banyan Acquisition Corp., Class A(a)	238,281
11,888	BOA Acquisition Corp., Class A(a)	118,167
22,454	Churchill Capital Corp. V(a)	222,295
36,826	Churchill Capital Corp. VII, Class A(a)	362,000
29,666	Class Acceleration Corp.(a)	293,100
46,466	Coliseum Acquisition Corp., Class A(a)	456,296
16,203	Crucible Acquisition Corp.(a)	161,382
75,000	Decarbonization Plus Acquisition Corp. IV, Class A(a)	753,750
17,250	EF Hutton Acquisition Corp. I(a)	173,708

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Portfolio of Investments (continued)September 30, 2022

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 75.1% (continued)
32,090	FinTech Acquisition Corp. VI, Class A(a)	319,296
38,158	Fortistar Sustainable Solutions Corp., Class A(a)	377,383
54,347	Fortress Capital Acquisition Corp.(a)	540,753
25,954	G&P Acquisition Corp., Class A(a)	259,280
15,604	Golden Arrow Merger Corp.(a)	153,387
20,475	Hudson Executive Investment Corp. II(a)	201,679
22,309	Hudson Executive Investment Corp. III(a)	219,297
20,187	Integrated Rail and Resources Acquisition Corp., Class A(a)	202,879
25,209	Kadem Sustainable Impact Corp.(a)	247,804
37,514	Kernel Group Holdings, Inc., Class A(a)	372,514
8,840	Keyarch Acquisition Corp.(a)	88,135
45,285	Logistics Innovation Technologies Corp., Class A(a)	442,434
13,210	Lux Health Tech Acquisition Corp., Class A(a)	132,232
18,410	Mason Industrial Technology, Inc., Class A(a)	180,418
120,612	Metals Acquisition Corp., Class A(a)	1,179,587
47,710	New Vista Acquisition Corp.(a)	474,237
48,458	Newbury Street Acquisition Corp.(a)	476,342
20,138	Newhold Investment Corp. II, Class A(a)	197,957
24,956	Nubia Brand International Corp.(a)	249,310
14,339	Peridot Acquisition Corp. II(a)	142,171
50,000	Pioneer Merger Corp., Class A(a)	498,000
15,334	Pono Capital Two, Inc.(a)	155,333
27,854	Primavera Capital Acquisition Corp.(a)	277,426
42,108	Property Solutions Acquisition Corp. II(a)	413,079
37,212	RMG Acquisition Corp. III(a)	370,259
38,714	Schultze Special Purpose Acquisition Corp. II, Class A(a)	384,817
34,273	ScION Tech Growth II(a)	340,674
22,129	Screaming Eagle Acquisition Corp., Class A(a)	214,209
27,674	Shelter Acquisition Corp. I, Class A(a)	273,973
37,422	SHUAA Partners Acquisition Corp. I, Class A(a)	379,085
35,756	Sierra Lake Acquisition Corp., Class A(a)	358,275
48,686	Silver Spike Acquisition Corp. II(a)	482,965
57,800	Spree Acquisition Corp. 1, Ltd.(a)	583,780
12,152	Springwater Special Situations Corp.(a)	121,034
67,925	TortoiseEcofin Acquisition Corp. III(a)	667,023

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Portfolio of Investments (continued)September 30, 2022

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 75.1% (continued)
65,452	TPG Pace Beneficial II Corp.(a)	640,114
50,810	Twelve Seas Investment Co. II(a)	500,224
15,886	Valuence Merger Corp. I, Class A(a)	161,878
25,507	VectoIQ Acquisition Corp. II(a)	251,754
59,397	Worldwide Webb Acquisition Corp., Class A(a)	593,970
		22,676,758
Health Care — 0.6%
167,317	Talkspace, Inc.(a)	172,337
Total Common Stocks (Cost $25,047,238)		22,849,095

Private Investments — 12.7%
255,379	Adara Acquisition Corp. – Founder Shares(a)(b)(c)	1,778,715
250,000	Global Consumer Acquisition Corp. – Founder Shares(a)(b)(c)	1,779,750
N/A	Silver Spike Sponsor II, LLC(a)(b)(c)(d)	76,926
59,668	Springwater Special Situations Corp. – Founder Shares(a)(b)(c)	136,995
19,889	Springwater Special Situations Corp. – Private Placement Units(a)(b)(c)(e)	45,664
		3,818,050
Total Private Investments (Cost $1,348,894)		3,818,050

Rights — 0.0%†
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	2,320
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	2,657
37,871	International Media Acquisition Corp.(a)	2,272
9,284	Keyarch Acquisition Corp.(a)	1,021
26,370	Northview Acquisition, 12/31/2022(a)	1,609
		9,879
Total Rights (Cost $358)		9,879

Warrants — 0.7%
16,010	A SPAC II Acquisition Corp., 05/03/2027(a)	680
46,958	Accelerate Acquisition Corp., 12/31/2027(a)	2,348
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026(a)	2,687
425,000	Adara Acquisition Corp.(a)(b)(c)(f)	56,526
12,229	Allego NV, 03/16/2027(a)	5,559

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Portfolio of Investments (continued)September 30, 2022

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 0.7% (continued)
10,778	Alpha Tau Medical, Ltd., 03/07/2027(a)	4,635
5,428	Alvotech SA, 06/15/2027(a)	3,601
7,649	Ares Acquisition Corp., Class A, 12/31/2027(a)	880
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(a)	1,653
9,262	Atlas Crest Investment Corp. II, 02/28/2026(a)	380
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	2,060
40,000	Aurora Technology Acquisition Corp., 02/07/2028(a)	800
16,095	Banyan Acquisition Corp., 09/30/2028(a)	1,127
7,529	BigBear.ai Holdings, Inc., 12/31/2028(a)	1,129
4,478	BOA Acquisition Corp., 02/22/2028(a)	1,030
5,870	Churchill Capital Corp. V, 10/29/2027(a)	499
14,076	Class Acceleration Corp., Class A, 03/31/2028(a)	170
5,637	Crucible Acquisition Corp., 12/26/2025(a)	17
37,500	Decarbonization Plus Acquisition Corp. IV, 12/31/2028(a)	20,625
21,244	Endurance Acquisition Corp., 02/27/2023(a)	5,099
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	9,445
10,826	FinTech Acquisition Corp. VI, 12/31/2027(a)	325
8,675	Fortress Capital Acquisition Corp., 12/31/2027(a)	686
7,424	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	445
42,500	Gesher I Acquisition Corp., 04/16/2028(a)	23,374
26,860	Global Consumer Acquisition Corp., Class C, 12/31/2027(a)	1,644
6,258	Golden Arrow Merger Corp., 07/31/2026(a)	282
32,766	Good Works II Acquisition Corp., 02/01/2028(a)	7,205
9,614	Hudson Executive Investment Corp. II, 01/31/2027(a)	298
4,480	Hudson Executive Investment Corp. III, 12/31/2028(a)	212
11,956	Hyzon Motors, Inc., Class C, 10/02/2025(a)	2,738
16,897	Integrated Rail And Resources Acquisition Corp., 05/21/2023(a)	1,465
35,618	Kadem Sustainable Impact Corp., 03/16/2026(a)	1,072
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	413
6,000	Keyarch Acquisition Corp., 07/25/2028(a)	300
33,750	LIV Capital Acquisition Corp. II, 02/16/2027(a)	3,713

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Portfolio of Investments (continued)September 30, 2022

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 0.7% (continued)
40,204	Metals Acquisition Corp., 07/12/2026(a)	13,070
8,781	Moringa Acquisition Corp., 02/10/2026(a)	439
10,402	New Vista Acquisition Corp., 12/31/2027(a)	728
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	1,093
16,151	Newhold Investment Corp. II, 10/21/2023(a)	1,421
13,185	NorthView Acquisition Corp., 08/02/2027(a)	725
12,478	Nubia Brand International Corp., 11/16/2026(a)	1,111
10,466	P3 Health Partners, Inc., 11/19/2026(a)	7,710
2,732	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	137
11,137	Property Solutions Acquisition Corp., 03/01/2026(a)	356
26,276	Schultze Special Purpose Acquisition Corp. II, 03/25/2028(a)	2,627
14,630	ScION Tech Growth II, 01/28/2026(a)	585
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	2,038
17,888	Shelter Acquisition Corp. I, 12/31/2027(a)	1,073
25,249	SHUAA Partners Acquisition Corp. I, 03/02/2027(a)	270
30,767	Sierra Lake Acquisition Corp., 03/31/2028(a)	1,231
15,776	Silver Spike Acquisition Corp. II, 02/26/2026(a)	473
619	Solid Power, Inc., 12/08/2026(a)	650
9,050	Sonder Holdings, Inc., 01/31/2028(a)	1,448
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	1,879
70,160	Springwater Special Situations Corp., 04/12/2026(a)	4,869
6,457	SVF Investment Corp., 12/31/2027(a)	1,098
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	935
13,635	Twelve Seas Investment Co. II, 03/02/2028(a)	423
8,978	Valuence Merger Corp. I, 03/01/2027(a)	1,347
5,114	VectoIQ Acquisition Corp. II, 12/31/2027(a)	317
29,698	Worldwide Webb Acquisition Corp., 03/27/2023(a)	2,376
		215,551
Total Warrants (Cost $158,401)		215,551

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Portfolio of Investments (continued)September 30, 2022

The SPAC and New Issue ETF

Fair Value ($)

Total Investments — 89.1% (Cost $26,554,891)	26,892,575
Other Assets in Excess of Liabilities — 10.9%	3,283,039
Net Assets — 100.0%	30,175,614

† Represents less than 0.05%.

(a) Non-income producing security.

(b) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2022. The total of all such securities represents 12.84% of the net assets of the Fund.

(c) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2022 was $3,874,576 which represented 12.84% of the total investments of the Fund.

(d) This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.

(e) Each unit represents one share and ½ warrant.

(f) Warrant expires five years after initial business combination.

The illiquid restricted securities held as of September 30, 2022 are identified below.

Security	Acquisition Date(g)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. – Founder Shares	01/14/2021	425,000	255,379	1,778,715	5.9
Global Consumer Acquisition Corp. – Founder Shares	06/01/2021	500,000	250,000	1,779,750	5.9
Silver Spike Sponsor II, LLC	02/12/2021	225,000	N/A	76,926	0.3
Springwater Special Situations Corp. – Founder Shares	08/12/2021	153,894	59,668	136,995	0.5
Springwater Special Situations Corp. – Private Placement Units	08/12/2021	45,000	19,889	45,664	0.2
Adara Acquisition Corp.(f)	01/14/2021	—	425,000	56,526	0.2

(g) Acquisition date represents the initial purchase date of the security.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 10

Statement of Assets and LiabilitiesSeptember 30, 2022

The SPAC and New Issue ETF
Assets:
Investments, at value (Cost $26,554,891)	$26,892,575
Cash	3,323,607
Prepaid expenses	645
Total Assets	30,216,827
Liabilities:
Accrued expenses:
Advisory	6,457
Administration	5,113
Custodian	2,696
Fund accounting	6,523
Legal and audit	15,986
Trustee	1,200
Other	3,238
Total Liabilities	41,213
Net Assets	$30,175,614
Net Assets consist of:
Paid in Capital	$33,968,328
Total Distributable Earnings (Deficit)	(3,792,714)
Net Assets	$30,175,614

Net Assets:	$30,175,614
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,150,000
Net Asset Value (offering and redemption price per share):	$26.24

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 11

Statement of OperationsFor the year ended September 30, 2022

The SPAC and New Issue ETF
Investment Income:
Interest income	$170
Securities lending income	33,653
Total Investment Income	33,823
Expenses:
Advisory	417,232
Administration	62,369
Compliance services	5,250
Custodian	17,041
Fund accounting	48,713
Legal and audit	62,947
Printing	17,033
Treasurer	1,800
Trustee	5,600
Other	20,659
Total Expenses before fee reductions	658,644
Expenses contractually waived and/or reimbursed by the Advisor	(182,529)
Total Net Expenses	476,115
Net Investment Income (Loss)	(442,292)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(3,507,718)
Net realized gains (losses) from in-kind transactions	(2,225,463)
Change in unrealized appreciation (depreciation) on investments	2,929,266
Net Realized and Unrealized Gains (Losses) from Investments:	(2,803,915)
Change in Net Assets Resulting From Operations	$(3,246,207)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 12

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Year Ended September 30, 2022	For the period December 15, 2020(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(442,292)	$(777,532)
Net realized gains (losses) from investment transactions	(5,733,181)	28,892
Change in unrealized appreciation (depreciation) on investments	2,929,266	(2,591,582)
Change in net assets resulting from operations	(3,246,207)	(3,340,222)
Distributions to Shareholders From:
Earnings	(813,499)	—
Change in net assets from distributions	(813,499)	—
Capital Transactions:
Proceeds from shares issued	7,520,485	235,054,636
Proceeds for NAV error(b)	37,627	—
Cost of shares redeemed	(58,766,552)	(146,270,654)
Change in net assets from capital transactions	(51,208,440)	88,783,982
Change in net assets	(55,268,146)	85,443,760
Net Assets:
Beginning of period	85,443,760	—
End of period	$30,175,614	$85,443,760
Share Transactions:
Issued	275,000	7,950,000
Redeemed	(2,100,000)	(4,975,000)
Change in shares	(1,825,000)	2,975,000

(a) Commencement of operations.

(b) See Note 2 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 13

Statement of Cash FlowsFor the year ended September 30, 2022

The SPAC and New Issue ETF
Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(3,246,207)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(24,632,571)
Proceeds from disposition of investments	34,368,379
Net realized losses from investments	5,733,181
Change in unrealized (appreciation) on investments	(2,929,266)
(Increase) decrease in assets:
Receivable for securities lending income	8,067
Receivable from investments sold	1,153,989
Prepaid expenses	(645)
Increase (decrease) in liabilities:
Payable for investments purchased	(4,778)
Accounts payable and accrued expenses	(22,572)
Net cash provided by operating activities	10,427,577
Cash Flows from Financing Activities:
Proceeds from shares issued - cash component	5,842,966
Cost of shares redeemed - cash component	(15,130,281)
Cash dividends paid	(813,499)
Net cash used in financing activities	(10,100,814)
Net change in cash	326,763
Cash at beginning of period	2,996,844
Cash at end of period	$3,323,607
Supplemental Disclosure for Non-Cash Operating Activities:
Purchases of investment securities in-kind	$(1,715,146)
Sales of investment securities in-kind	$44,373,834
Supplemental Disclosure for Non-Cash Financing Activities:
Proceeds from shares sold in-kind	$1,715,146
Payment on shares redeemed in-kind	$(44,373,834)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 14

Financial Highlights

The SPAC and New Issue ETF	Year Ended September 30, 2022	December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$28.72	$25.00

Net Investment Income (Loss)(b)	(0.25)	(0.26)
Net Realized and Unrealized Gains (Losses) on Investments(c)	(1.89)	3.98
Total from Investment Activities	(2.14)	3.72

Distributions from Net Investment Income	(0.36)	—
Distributions from Net Realized Gains on Investments	—	—
Total Distributions	(0.36)	—

Impact of NAV error	0.02	—
Net Asset Value, End of Period	$26.24	$28.72
Net Assets at End of Period (000’s)	$30,176	$85,444

Total Return at NAV(d)(e)	(7.47)%	14.88%
Total Return at Market(e)(f)	(7.74)%	14.96%

Ratio of Net Expenses to Average Net Assets(g)	0.95%	0.95%
Ratio of Gross Expenses to Average Net Assets(g)(h)	1.31%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)	(0.88)%	(0.90)%
Portfolio Turnover(e)(i)	51%	124%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 15

Notes to Financial StatementsSeptember 30, 2022

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified and actively managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Exchange (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting

Annual Shareholder Report | 16

Notes to Financial Statements (continued)September 30, 2022

guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Payment from affiliate - The Fund was reimbursed $37,627 from the Administrator as a result of a trading error which is included in capital transactions on the Fund’s Statement of Changes in Net Assets.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Annual Shareholder Report | 17

Notes to Financial Statements (continued)September 30, 2022

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(1)	$22,849,095	$—	$—	$22,849,095
Private Investments	—	—	3,818,050	3,818,050
Rights	9,879	—	—	9,879
Warrants	159,025	—	56,526	215,551
Total Investments	$23,017,999	$—	$3,874,576	$26,892,575

(1)  Please see the Portfolio of Investments for industry classifications.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2021	$6,663,125
Purchases During the Year	—
Change in Unrealized Appreciation (Depreciation)	(787,444)
Sales During the Year	(181,943)
Realized Gains (Losses)	(1,819,162)
Transfers In (Out) of Level 3	—
Balance as of September 30, 2022	$3,874,576

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at year end is $(1,401,446) for the year ended September 30, 2022.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels in the Fund as of September 30, 2022.

Annual Shareholder Report | 18

Notes to Financial Statements (continued)September 30, 2022

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fair Value Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at September 30, 2022.

Asset Class	Fair Value at September 30, 2022	Valuation Technique	Unobservable Input(s)(a)	Value Range	Weighted Average
SPAC Founder Shares, Private Placement Units, Private Investments and Warrants	$3,874,576	Discount to Public Share Price	Discount for lack of marketability	30% - 77% of Public Share Price	33% of Public Share Price

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount for lack of marketability	Decrease	Increase

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are

Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2022

considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Securities Lending

For the purpose of achieving income, the Fund may lend portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund.

Cash collateral received in connection with securities lending is held on behalf of the Fund in a demand deposit cash account at Citibank, N.A. (the “Securities Lending Agent”). Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The Fund pays the Securities Lending Agent a portion of the gross revenues received from securities lending activities. Such fees are netted against “Securities lending income” on the Statement of Operations. The Fund did not have securities on loan as of September 30, 2022.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to

Annual Shareholder Report | 20

Notes to Financial Statements (continued)September 30, 2022

the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the Advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

As of September 30, 2022, the Advisor may recoup amounts from the Fund as follows:

Fund	Waived/ Reimbursed FY 2021 Expires 9/30/2024	Waived/ Reimbursed FY 2022 Expires 9/30/2025	Total
The SPAC and New Issue ETF	$154,955	$182,529	$337,484

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

Annual Shareholder Report | 21

Notes to Financial Statements (continued)September 30, 2022

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the year ended September 30, 2022, the Fund paid a total of $1,800 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended September 30, 2022 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$24,632,571	$34,368,379

Purchases and sales of in-kind transactions for the year ended September 30, 2022 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$1,715,146	$44,373,834

There were no purchases or sales of U.S. government securities during the year ended September 30, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units

Annual Shareholder Report | 22

Notes to Financial Statements (continued)September 30, 2022

may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(1)
The SPAC and New Issue ETF	$250	2.00%

(1) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of September 30, 2022, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the year ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year, the Fund did not incur any interest of penalties.

As of September 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The SPAC and New Issue ETF	$26,701,127	$2,887,923	$(2,696,475)	$191,448

Annual Shareholder Report | 23

Notes to Financial Statements (continued)September 30, 2022

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity and investments in passive foreign investment companies.

The tax character of distributions paid during the fiscal year ended September 30, 2022 were as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
The SPAC and New Issue ETF	$813,499	$—	$813,499	$813,499

There were no distributions paid during the fiscal period ended September 30, 2021.

As of September 30, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Deficit)
The SPAC and New Issue ETF	$—	$—	$—	$(3,984,162)	$191,448	$(3,792,714)

As of the fiscal year ended September 30, 2022, the Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Long Term Amount	Total
The SPAC and New Issue ETF	$2,616,214	$1,089,073	$3,705,287

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal year ended September 30, 2022, the Fund’s deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
The SPAC and New Issue ETF	$278,875	$278,875

Annual Shareholder Report | 24

Notes to Financial Statements (continued)September 30, 2022

Permanent Tax Differences:

As of September 30, 2022, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to redemptions in-kind and net operating losses:

	Total Distributable Earnings (Deficit)	Paid in Capital
The SPAC and New Issue ETF	$2,459,778	$(2,459,778)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged

Annual Shareholder Report | 25

Notes to Financial Statements (continued)September 30, 2022

period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2022.

Annual Shareholder Report | 26

Report of Independent Registered Public Accounting Firm

To the Shareholders of The SPAC and New Issue ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The SPAC and New Issue ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and financial highlights for each of the two periods in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations and cash flows for the year then ended, the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 2, 2022

Annual Shareholder Report | 27

Additional InformationSeptember 30, 2022

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.spcxetf.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Annual Shareholder Report | 28

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe, LLC 2022-Present; Chief Executive Officer and President of Atlas Resources LLC 2017-2018, Senior Vice President, Atlas Energy, 2015-2017, Vice President and General Partner of Atlas Growth Partners, L.P. 2013-2017	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 29

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	CEO, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

**** Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Fund’s SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 30

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 31

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 32

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

11/22

Investment Advisor
Tuttle Capital Management LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
ACA Foreside
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933
1-866-464-6608

www.mohrfunds.com

Annual Shareholder Report

Mohr Growth ETF (MOHR)

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

September 30, 2022

TABLE OF CONTENTS

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Mohr Growth ETF

From inception in early-November, MOHR had a difficult, transitional market to navigate. Breadth deteriorated as large (FANG+ stocks) and small companies struggled to close out the year. Nevertheless, MOHR’s allocations to broad ETFs and its selection of stocks from the S&P 500 and Nasdaq 100 enabled it to end the year down only slightly more than its benchmark, the S&P 500, but poised to engage with growth opportunities or go on the defensive depending where which way the market heads.

MOHR navigated the Q1 decimation of growth stocks with timely allocations to cash, energy stocks, and a utility position. These allocations enabled it to outperform growth stock indexes and other concentrated growth funds though it fell behind broad cap-weighted indexes.

MOHR maintained a defensive stance in the third quarter and entered into a handful of minor positions as the summer rally exhibited evidence of durability. Because of the dominant defensive posture, the portfolio outperformed its benchmark and the S&P 500. As the market rolled over in yet another bear market rally, the minor positions were jettisoned for cash equivalent securities.

Past performance does not guarantee future results. The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 2

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Mindful Conservative ETF

Regardless of duration or quality, bonds brought little to the table the final two months of the year for MFUL. Because of this and because of a difficult equity market, MFUL returned negative performance from inception to December 31st.

MFUL was pulled down by its constituent asset categories: bonds, allocation funds, and low volatility equities. It was able to avoid the steepest losses among its bond constituents (intermediate corporates fell -9% and intermediate Treasuries fell -7%) through tactical moves toward shorter duration, defensive positions. However, its allocation fund exposure and minor equity exposure prevented it from weathering the period better.

MFUL held firm in ultra-short Treasury bills through the third quarter. These bills offered the portfolio stable value and a yield that’s growing higher as interest rates rise. Given the historic slaughter of the bond market and extreme volatility in all stocks, defensives included, the portfolio determined the safest harbor was ultra-short U.S. government paper.

Past performance does not guarantee future results. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply.

Annual Shareholder Report | 3

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Adaptive Core ETF

At the launch of RULE in November 2021, in the final two months of the year, the market proved difficult to navigate as equity leadership changed hands consistently and bonds proved a detractor from performance. RULE was able to maneuver through these turbulent two months with a minor loss. From its equity universe (the S&P 100) RULE was unable to gain significant traction until some of the names finally turned around the last week of December 2021. And conservative equities and fixed income failed to contribute to positive performance.

The first quarter’s whipsaw markets made it difficult for RULE to allocate to and capture consistent gains. Equity outperformance was particularly narrow—only two of eleven sectors (energy & utilities) posted positive performance—giving the concentrated equity portion of RULE’s portfolio little opportunity to outrun its benchmark. And the ballast portion of the portfolio—bonds and allocation funds—only further detracted from performance.

RULE’s portfolio kept its heavily defensive tilt into the end of 2022. A few positions traded into and out of the strong bear market rally, but these trades were not accretive to the overall portfolio. The portfolio outperformed its benchmark, the S&P 500, thanks to its allocations to cash and cash-like securities.

Past performance does not guarantee future results. The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. The S&P 100, a sub-set of the S&P 500, is designed to measure the performance of large-cap companies in the United States and comprises 100 major blue chip companies across multiple industry groups. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 4

Fund PerformanceSeptember 30, 2022 (Unaudited)

Mohr Growth ETF

INVESTMENT OBJECTIVE

Mohr Growth ETF seeks to provide capital appreciation.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Mohr Growth ETF (MOHR) - Total Return (at Net Asset Value)(c)	-21.70%	0.96%
Mohr Growth ETF (MOHR) - Total Return (at Market Value)(d)	-21.68%	N/A
S&P 500 Index(e)	-21.44%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Mohr Growth ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated October 5, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations November 2, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Fund PerformanceSeptember 30, 2022 (Unaudited)

Mindful Conservative ETF

INVESTMENT OBJECTIVE

Mindful Conservative ETF seeks current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Mindful Conservative ETF (MFUL) - Total Return (at Net Asset Value)(c)	-14.36%	1.07%
Mindful Conservative ETF (MFUL) - Total Return (at Market Value)(d)	-14.32%	N/A
Dow Jones U.S. Moderately Conservative Portfolio Index(e)	-16.50%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Mindful Conservative ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated October 5, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations November 2, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Fund PerformanceSeptember 30, 2022 (Unaudited)

Adaptive Core ETF

INVESTMENT OBJECTIVE

Adaptive Core ETF seeks current income.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Adaptive Core ETF (RULE) - Total Return (at Net Asset Value)(c)	-22.28%	0.91%
Adaptive Core ETF (RULE) - Total Return (at Market Value)(d)	-22.28%	N/A
S&P 500 Index(e)	-21.44%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-464-6608 or visit http://www.mohrfunds.com.

* The chart represents historical performance of a hypothetical investment of $10,000 in Adaptive Core ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated October 5, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations November 2, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 7

Expense ExamplesSeptember 30, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Shareholder Report | 8

Expense Examples (continued)September 30, 2022 (Unaudited)

		Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Mohr Growth ETF	Actual	$1,000.00	$ 846.30	$4.44	0.96%
	Hypothetical	1,000.00	1,020.26	4.86	0.96
Mindful Conservative ETF	Actual	1,000.00	926.60	4.64	0.96
	Hypothetical	1,000.00	1,020.26	4.86	0.96
Adaptive Core ETF	Actual	1,000.00	853.70	4.60	0.99
	Hypothetical	1,000.00	1,020.10	5.01	0.99

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Portfolio of InvestmentsSeptember 30, 2022

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	1.6
Health Care	0.1
Industrials	5.0
Information Technology	3.8
Exchange-Traded Funds	89.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 6.0%
Consumer Discretionary — 0.9%
1,309	MercadoLibre, Inc.(a)	1,083,564
Health Care — 0.0%†
168	McKesson Corp.	57,098
Industrials — 2.9%
12,559	United Rentals, Inc.(a)	3,392,437
Information Technology — 2.2%
9,512	Enphase Energy, Inc.(a)	2,639,295
Total Common Stocks (Cost $8,246,789)		7,172,394

Exchange-Traded Funds — 51.3%
424	Invesco S&P 500 Pure Growth ETF	61,293
124	iShares Russell Top 200 Grow ETF	14,817
664,400	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	60,859,040
		60,935,150
Total Exchange-Traded Funds (Cost $60,924,505)		60,935,150

Total Investments — 57.3% (Cost $69,171,294)		68,107,544
Other Assets in Excess of Liabilities — 42.7%		50,812,495
Net Assets — 100.0%		118,920,039

† Represents less than 0.05%.

(a) Non-income producing security.

(b) As of September 30, 2022, investment is 51.18% of the Fund’ s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 10

Portfolio of InvestmentsSeptember 30, 2022

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 98.5%
315,400	Goldman Sachs Access Treasury 0-1 Year ETF(a)	31,492,690
343,750	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	31,487,500
624,650	WisdomTree Floating Rate Treasury Fund(c)	31,407,402
		94,387,592
Total Exchange-Traded Funds (Cost $94,425,892)		94,387,592

Total Investments — 98.5% (Cost $94,425,892)		94,387,592
Other Assets in Excess of Liabilities — 1.5%		1,424,009
Net Assets — 100.0%		95,811,601

(a) As of September 30, 2022, investment is 32.87% of the Fund’ s net assets. See Note 8 in the Notes to Financial Statements.

(b) As of September 30, 2022, investment is 32.86% of the Fund’ s net assets. See Note 8 in the Notes to Financial Statements.

(c) As of September 30, 2022, investment is 32.78% of the Fund’ s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 11

Portfolio of InvestmentsSeptember 30, 2022

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	3.0
Information Technology	3.4
Exchange-Traded Fund	93.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 3.5%
Consumer Discretionary — 1.6%
18,332	TJX Companies, Inc. (The)	1,138,784
Information Technology — 1.9%
3,575	Monolithic Power Systems, Inc.	1,299,155
Total Common Stocks (Cost $3,092,318)		2,437,939

Exchange-Traded Fund — 51.2%
388,285	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	35,566,906
Total Exchange-Traded Fund (Cost $35,551,258)		35,566,906

Total Investments — 54.7% (Cost $38,643,576)		38,004,845
Other Assets in Excess of Liabilities — 45.3%		31,458,469
Net Assets — 100.0%		69,463,314

(a) As of September 30, 2022, investment is 51.20% of the Fund’ s net assets. See Note 8 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 12

Statements of Assets and LiabilitiesSeptember 30, 2022

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $69,171,294, $94,425,892 and $38,643,576)	$68,107,544	$94,387,592	$38,004,845
Cash	50,936,988	458,360	29,528,544
Dividends and interest receivable	91	—	2,700
Receivable for capital shares issued	—	1,070,521	—
Receivable for investments sold	—	—	2,496,099
Prepaid expenses	327	126	206
Total Assets	119,044,950	95,916,599	70,032,394
Liabilities:
Payable for capital shares redeemed	—	—	485,757
Accrued expenses:
Advisory	70,285	56,809	41,301
Administration	11,534	9,739	6,841
Custodian	1,521	1,271	1,231
Fund accounting	5,592	4,926	4,102
Legal and audit	17,642	17,142	17,142
Trustee	3,400	3,000	2,400
24F-2	10,340	7,884	6,079
Other	4,597	4,227	4,227
Total Liabilities	124,911	104,998	569,080
Net Assets	$118,920,039	$95,811,601	$69,463,314
Net Assets consist of:
Paid in Capital	$133,955,341	$99,415,137	$77,907,356
Total Distributable Earnings (Deficit)	(15,035,302)	(3,603,536)	(8,444,042)
Net Assets	$118,920,039	$95,811,601	$69,463,314

Net Assets:	$118,920,039	$95,811,601	$69,463,314
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	6,075,000	4,475,000	3,575,000
Net Asset Value (offering and redemption price per share):	$19.58	$21.41	$19.43

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 13

Statements of Operations

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
	For the period November 2, 2021 through September 30, 2022(a)	For the period November 2, 2021 through September 30, 2022(a)	For the period November 2, 2021 through September 30, 2022(a)
Investment Income:
Dividend income	$317,729	$214,893	$261,821
Securities lending income	3,388	6,420	2,049
Total Investment Income	321,117	221,313	263,870
Expenses:
Advisory	362,895	265,898	214,919
Administration	63,270	48,332	38,375
Compliance services	5,250	5,250	5,250
Custodian	4,611	3,373	4,075
Fund accounting	28,039	23,816	21,759
Legal and audit	28,604	22,717	22,717
Printing	3,263	3,026	3,048
Treasurer	2,825	2,375	2,100
Trustee	9,165	7,965	6,765
Other	21,903	18,971	17,432
Total Net Expenses	529,825	401,723	336,440
Net Investment Income (Loss)	(208,708)	(180,410)	(72,570)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(13,778,037)	(3,398,037)	(7,757,516)
Net realized gains (losses) from in-kind transactions	(12,810)	4,113	11,101
Change in unrealized appreciation (depreciation) on investments	(1,063,750)	(38,300)	(638,731)
Net Realized and Unrealized Gains (Losses) from Investments:	(14,854,597)	(3,432,224)	(8,385,146)
Change in Net Assets Resulting From Operations	$(15,063,305)	$(3,612,634)	$(8,457,716)

(a) Commencement of Operations

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 14

Statements of Changes in Net Assets

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
	For the period November 2, 2021(a) through September 30, 2022	For the period November 2, 2021(a) through September 30, 2022	For the period November 2, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$(208,708)	$(180,410)	$(72,570)
Net realized gains (losses) from investment transactions	(13,790,847)	(3,393,924)	(7,746,415)
Change in unrealized appreciation (depreciation) on investments	(1,063,750)	(38,300)	(638,731)
Change in net assets resulting from operations	(15,063,305)	(3,612,634)	(8,457,716)
Capital Transactions:
Proceeds from shares issued	138,969,589	108,012,107	84,467,679
Cost of shares redeemed	(4,986,245)	(8,587,872)	(6,546,649)
Change in net assets from capital transactions	133,983,344	99,424,235	77,921,030
Change in net assets	118,920,039	95,811,601	69,463,314
Net Assets:
Beginning of period	—	—	—
End of period	$118,920,039	$95,811,601	$69,463,314
Share Transactions:
Issued	6,325,000	4,875,000	3,900,000
Redeemed	(250,000)	(400,000)	(325,000)
Change in shares	6,075,000	4,475,000	3,575,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 15

Financial Highlights

Mohr Growth ETF	November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	(5.34)
Total from Investment Activities	(5.42)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$19.58
Net Assets at End of Period (000’s)	$118,920

Total Return at NAV(c)(d)	(21.70)%
Total Return at Market(d)(e)	(21.68)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.40)%
Portfolio Turnover(d)(i)	1,223%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 16

Financial Highlights (continued)

Mindful Conservative ETF	November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(3.50)
Total from Investment Activities	(3.59)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$21.41
Net Assets at End of Period (000’s)	$95,812

Total Return at NAV(c)(d)	(14.36)%
Total Return at Market(d)(e)	(14.32)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.47)%
Portfolio Turnover(d)(i)	665%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 17

Financial Highlights (continued)

Adaptive Core ETF	November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	(5.53)
Total from Investment Activities	(5.57)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$19.43
Net Assets at End of Period (000’s)	$69,463

Total Return at NAV(c)(d)	(22.28)%
Total Return at Market(d)(e)	(22.28)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.23)%
Portfolio Turnover(d)(i)	1,180%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 18

Notes to Financial StatementsSeptember 30, 2022

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mohr Growth ETF, Mindful Conservative ETF, and Adaptive Core ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on November 2, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in

Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2022

the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Annual Shareholder Report | 20

Notes to Financial Statements (continued)September 30, 2022

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of September 30, 2022.

The following table provides the fair value measurement as of September 30, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mohr Growth ETF
Common Stocks(1)	$7,172,394	$7,172,394
Exchange-Traded Funds	60,935,150	60,935,150
Total Investments	$68,107,544	$68,107,544

Mindful Conservative ETF
Exchange-Traded Funds	$94,387,592	$94,387,592
Total Investments	$94,387,592	$94,387,592

Adaptive Core ETF
Common Stocks(1)	$2,437,939	$2,437,939
Exchange-Traded Fund	35,566,906	35,566,906
Total Investments	$38,004,845	$38,004,845

(1) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The

Annual Shareholder Report | 21

Notes to Financial Statements (continued)September 30, 2022

Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Securities Lending

For the purpose of achieving income, the Funds may lend portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Funds may at any time call the loan and obtain the return of securities loaned, (3) the Funds will

Annual Shareholder Report | 22

Notes to Financial Statements (continued)September 30, 2022

receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.

Cash collateral received in connection with securities lending is held on behalf of the Funds in a demand deposit cash account at Citibank, N.A. (the “Securities Lending Agent”). Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the Securities Lending Agent a portion of the gross revenues received from securities lending activities. Such fees are netted against “Securities lending income” on the Statements of Operations. The Funds did not have securities on loan as of September 30, 2022.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Retireful, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) serves as subadvisor for the Funds and is paid for its services directly by the Advisor, not the Funds. Tuttle’s contractual fee is 0.15% of the Fund’s average daily net assets.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

Annual Shareholder Report | 23

Notes to Financial Statements (continued)September 30, 2022

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended September 30, 2022, the Funds paid a total of $7,300 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2022 were as follows:

Fund	Purchases	Sales
Mohr Growth ETF	$304,747,619	$312,575,112
Mindful Conservative ETF	175,163,915	139,245,457
Adaptive Core ETF	181,090,428	197,725,528

Purchases and sales of in-kind transactions for the period ended September 30, 2022 were as follows:

Fund	Purchases	Sales
Mohr Growth ETF	$91,935,885	$1,146,145
Mindful Conservative ETF	62,368,621	462,808
Adaptive Core ETF	65,703,263	2,661,735

There were no purchases or sales of U.S. government securities during the period ended September 30, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units

Annual Shareholder Report | 24

Notes to Financial Statements (continued)September 30, 2022

may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(1)
Mohr Growth ETF	$250	2.00%
Mindful Conservative ETF	250	2.00%
Adaptive Core ETF	250	2.00%

(1) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the period ended September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest of penalties.

Annual Shareholder Report | 25

Notes to Financial Statements (continued)September 30, 2022

As of September 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mohr Growth ETF	$69,174,397	$23,254	$(1,090,107)	$(1,066,853)
Mindful Conservative ETF	94,425,892	27,288	(65,588)	(38,300)
Adaptive Core ETF	38,643,576	15,648	(654,379)	(638,731)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

There were no distributions paid during the fiscal period ended September 30, 2022.

As of September 30, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Deficit)
Mohr Growth ETF	$ —	$ —	$ —	$(13,968,449)	$(1,066,853)	$(15,035,302)
Mindful Conservative ETF	—	—	—	(3,565,236)	(38,300)	(3,603,536)
Adaptive Core ETF	—	—	—	(7,805,311)	(638,731)	(8,444,042)

As of the fiscal period ended September 30, 2022, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Short Term Amount	Total
Mohr Growth ETF	$13,772,794	$13,772,794
Mindful Conservative ETF	3,397,194	3,397,194
Adaptive Core ETF	7,740,161	7,740,161

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal period ended September 30, 2022, the following Funds’ deferred losses are as follows:

	Late Year Ordinary Loss Deferred	Total
Mohr Growth ETF	$195,655	$195,655
Mindful Conservative ETF	168,042	168,042
Adaptive Core ETF	65,150	65,150

Annual Shareholder Report | 26

Notes to Financial Statements (continued)September 30, 2022

Permanent Tax Differences:

As of September 30, 2022, the following reclassifications were made on the Statements of Assets and Liabilities, relating primarily to redemptions in-kind and net operating losses:

	Total Distributable Earnings (Deficit)	Paid in Capital
Mohr Growth ETF	$28,003	$(28,003)
Mindful Conservative ETF	9,098	(9,098)
Adaptive Core ETF	13,674	(13,674)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative

Annual Shareholder Report | 27

Notes to Financial Statements (continued)September 30, 2022

impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(8) Concentration of Investments

As of September 30, 2022, the Mohr Growth ETF’s, Mindful Conservative ETF’s and Adaptive Core ETF’s investments in the SPDR Bloomberg 1-3 Month T-Bill ETF represented 51.18%, 32.86% and 51.20% of each of the Fund’s net assets, respectively. The financial statements of the SPDR Bloomberg 1-3 Month T-Bill ETF can be found by accessing the fund’s website at http://www.ssga.com. As of September 30, 2022, the Mindful Conservative ETF’s investment in Goldman Sachs Access Treasury 0-1 Year ETF and WisdomTree Floating Rate Treasury Fund represented 32.87% and 32.78% of the Fund’s net assets, respectively. The financial statements of the Goldman Sachs Access Treasury 0-1 Year ETF can be found by accessing the fund’s website at http://www.gsam.com and the financial statements of the WisdomTree Floating Rate Treasury Fund can be found by accessing the fund’s website at http://www.wisdomtree.com.

(9) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2022.

Annual Shareholder Report | 28

Report of Independent Registered Public Accounting Firm

To the Shareholders of Mohr Funds and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mohr Growth ETF, Mindful Conservative ETF, and Adaptive Core ETF (the “Funds”), each a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 2, 2021 (commencement of operations) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period from November 2, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting

Annual Shareholder Report | 29

Report of Independent Registered Public Accounting Firm (continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 29, 2022

Annual Shareholder Report | 30

Additional InformationSeptember 30, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-464-6608, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.mohrfunds.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-464-6608.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-464-6608 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

The Trust’ s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Annual Shareholder Report | 31

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC.
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President and General Partner of Atlas Growth Partners, L.P. since 2013	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 32

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	President, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

****Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Fund’s SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 33

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 34

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 35

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

11/22

Investment Advisor

Retireful, LLC

120 N. Washington, Suite 300

Lansing, MI 48933

Investment Subadvisor

Tuttle Capital Management, LLC

155 Lockwood Rd.

Riverside, CT 06878

Distributor

ACA Foreside

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670
1-866-898-6447

www.gham.co

Annual Shareholder Report

Goose Hollow Tactical Allocation ETF
(GHTA)

September 30, 2022

Annual Shareholder Report | 1

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The Goose Hollow Tactical Asset Allocation ETF (“GHTA” or the “Fund”). The following information pertains to the fiscal period of November 16, 2021 through September 30, 2022. GHTA aims to materially outperform the traditional 60/40 portfolio. While the 60/40 portfolio has historically performed well, we believe there are several performance enhancing opportunities by adjusting the suboptimal and limited fixed allocation approach. These opportunities are now more salient as macro factors are rapidly changing the market dynamics.

The Fund has outperformed the benchmark during the fiscal period ended September 30, 2022. GHTA posted returns of -9.30% (based on NAV), while the blended benchmark that is 60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index returned -20.65% over the same period. MSCI World is designed to measure the equity market performance of developed markets, including the United States. The Bloomberg U.S. Aggregate Bond Index comprises the total U.S. investment grade bond market.

For the period, the largest positive contributors to the Fund’s returns were Vanguard (VGT), IShares MSCI Brazil (EWZ) and IShares MSCI Chile (ECH). The largest negative contributors were Invesco Currency JPY (FXY), IShares MSCI South Korea (EWY) and Galaxy Digital (GLXY CN).

We anticipate further reduction in volatility as interest rates are getting close to neutral levels. We expect this cycle to be different with frequent cyclical swings in risk assets to persist over the next 18-24 months. We expect some progress to be made on the Ukraine situation as Russia appears to have lost some territory recently. Commodity prices and supply chain disruptions have abated and we expect both headline and core inflation to get softer from here. Our portfolio is positioned for a gradual slowdown in activity along with a drop in inflationary pressures.

We appreciate your investment in GHTA.

Sincerely,

Krishna Kumar
Managing Member
Goose Hollow Capital Management, LLC

Annual Shareholder Report | 2

This material represents the Advisor’s assessment of the Fund and market environment as of September 30, 2022 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information about the Fund’s holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns are average annualized total returns, except those for periods of less than one year, which are cumulative. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time, when the NAV is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns.

The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to limit Total Annual Fund Operating Expenses to 0.84% through January 31, 2023. Had the waiver not been in place, returns would be lower.

Management's Discussion of Fund PerformanceSeptember 30, 2022 (Unaudited)
(continued)

Annual Shareholder Report | 3

Fund PerformanceSeptember 30, 2022 (Unaudited)

INVESTMENT OBJECTIVE

The Goose Hollow Tactical Allocation ETF seeks to provide total return.

FUND PERFORMANCE (AS OF SEPTEMBER 30, 2022)	Average Annual Total Returns	Expense Ratio(a)
	Inception(b)	Total
Goose Hollow Tactical Allocation ETF (GHTA) - Total Return (at Net Asset Value)(c)	-9.30%	1.35%
Goose Hollow Tactical Allocation ETF (GHTA) - Total Return (at Market Value)(d)	-9.29%	N/A
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index(e)(f)	-20.65%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-866-898-6447 or visit http://www.gham.co.

*The chart represents historical performance of a hypothetical investment of $10,000 in Goose Hollow Tactical Allocation ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the gross expense ratio as reported in the Fund’s Prospectus dated October 4, 2021. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2022 can be found in the Financial Highlights.

(b) Commencement of operations November 16, 2021.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(f) The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Annual Shareholder Report | 4

Expense ExamplesSeptember 30, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period(a)	Annualized Expense Ratio
Goose Hollow Tactical Allocation ETF	Actual	$ 1,000.00	$ 891.50	$ 3.98	0.84%
	Hypothetical	1,000.00	1,020.86	4.26	0.84

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Portfolio of InvestmentsSeptember 30, 2022

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	96.2
Preferred Stock	3.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 83.8%
16,625	Invesco CurrencyShares Japanese Yen Trust(a)	1,074,141
20,000	iShares China Large Cap ETF	517,200
22,156	iShares MSCI Europe Financials ETF	308,190
28,355	iShares MSCI Germany ETF	559,728
8,632	iShares MSCI Japan Small Capital ETF	504,627
12,483	iShares MSCI Peru ETF	306,333
14,260	iShares MSCI South Africa ETF	513,930
26,555	iShares MSCI Sweden ETF	723,624
17,900	ProShares Bitcoin Strategy ETF(a)	214,621
8,000	SPDR S&P Oil & Gas Exploration Production ETF	997,760
5,000	Vanguard Information Technology ETF	1,536,849
5,700	Vanguard Intermediate-Term Corporate Bond ETF	431,376
8,158	Vanguard Long Term Treasury ETF	513,465
2,000	Vanguard S&P 500 ETF	656,600
		8,858,444
Total Exchange-Traded Funds (Cost $9,406,928)		8,858,444

Preferred Stock — 3.3%
95,000	Federal National Mortgage Association, 8.25%	349,600
Total Preferred Stock (Cost $311,688)		349,600

Total Investments — 87.1% (Cost $9,718,616)		9,208,044
Other Assets in Excess of Liabilities — 12.9%		1,361,081
Net Assets — 100.0%		10,569,125

(a) Non-income producing security.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Statement of Assets and LiabilitiesSeptember 30, 2022

Goose Hollow Tactical Allocation ETF
Assets:
Investments, at value (Cost $9,718,616)	$9,208,044
Cash	2,332,365
Deposits at brokers for derivatives contracts	28,501
Dividends and interest receivable	4,525
Prepaid expenses	70
Total Assets	11,573,505
Liabilities:
Payable for investments purchased	974,545
Accrued expenses:
Advisory	985
Administration	380
Custodian	462
Fund accounting	4,611
Trustee	800
Other	22,597
Total Liabilities	1,004,380
Net Assets	$10,569,125
Net Assets consist of:
Paid in Capital	$11,142,507
Total Distributable Earnings (Deficit)	(573,382)
Net Assets	$10,569,125

Net Assets:	$10,569,125
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	475,000
Net Asset Value (offering and redemption price per share):	$22.25

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Statement of Operations

Goose Hollow Tactical Allocation ETF
For the Period November 16, 2021(a) through September 30, 2022
Investment Income:
Dividend income	$33,682
Interest income	7
Total Investment Income	33,689
Expenses:
Advisory	25,267
Administration	10,380
Compliance services	5,250
Custodian	1,550
Exchange listing fee	5,054
Fund accounting	19,536
Legal and audit	24,528
Printing	3,377
Treasurer	1,050
Trustee	2,787
Other	6,428
Total Expenses before fee reductions	105,207
Expenses contractually waived and/or reimbursed by the Advisor	(80,007)
Total Net Expenses	25,200
Net Investment Income (Loss)	8,489
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(46,730)
Net realized gains (losses) from futures transactions	(25,943)
Net realized gains (losses) from written options	3,810
Change in unrealized appreciation (depreciation) on investments	(508,065)
Net Realized and Unrealized Gains (Losses) from Investments:	(576,928)
Change in Net Assets Resulting From Operations	$(568,439)

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Statement of Changes in Net Assets

Goose Hollow Tactical Allocation ETF
For the period November 16, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$8,489
Net realized gains (losses) from investment, futures, and written options transactions	(68,863)
Change in unrealized appreciation (depreciation) on investments	(508,065)
Change in net assets resulting from operations	(568,439)
Distributions to Shareholders From:
Earnings	(5,002)
Change in net assets from distributions	(5,002)
Capital Transactions:
Proceeds from shares issued	11,142,566
Change in net assets from capital transactions	11,142,566
Change in net assets	10,569,125
Net Assets:
Beginning of period	—
End of period	$10,569,125
Share Transactions:
Issued	475,000
Change in shares	475,000

(a) Commencement of operations

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Financial Highlights

Goose Hollow Tactical Allocation ETF
November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$24.63

Net Investment Income (Loss)(b)	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(2.34)
Total from Investment Activities	(2.28)

Distributions from Net Investment Income	(0.10)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.10)

Net Asset Value, End of Period	$22.25
Net Assets at End of Period (000’s)	$10,569

Total Return at NAV(c)(d)	(9.30)%
Total Return at Market(d)(e)	(9.29)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.84%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	0.28%
Portfolio Turnover(d)(j)	392%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 10

Notes to Financial StatementsSeptember 30, 2022

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF (the “Fund”). The Fund is a diversified and actively managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 16, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund.

The following is a summary of significant policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial

Annual Shareholder Report | 11

Notes to Financial Statements (continued)September 30, 2022

Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Annual Shareholder Report | 12

Notes to Financial Statements (continued)September 30, 2022

Exchange-traded funds (“ETFs”) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary exchange for that option as recorded by an approved pricing vendor.

The Fund did not hold any Level 2 or Level 3 investments as of September 30, 2022.

The following table provides the fair value measurement as of September 30, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Exchange-Traded Funds	$8,858,444	$8,858,444
Preferred Stock	349,600	349,600
Total Investments	$9,208,044	$9,208,044

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions

Annual Shareholder Report | 13

Notes to Financial Statements (continued)September 30, 2022

received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Fund may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as

Annual Shareholder Report | 14

Notes to Financial Statements (continued)September 30, 2022

“variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

As of September 30, 2022, the Fund did not hold any futures contracts. The monthly average notional amount for the contracts held during the period ended September 30, 2022 were as follows:

Monthly Average Notional Amount
Futures Contracts:	Long	Short
Goose Hollow Tactical Allocation ETF	$217,355(a)	$191,158(b)

(a) For the period when the Fund held long futures contracts from March 1, 2022 through April 30, 2022.

(b) For the period when the Fund held short futures contracts from April 1, 2022 through April 30, 2022.

Options Contracts:

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Annual Shareholder Report | 15

Notes to Financial Statements (continued)September 30, 2022

As of September 30, 2022, the Fund did not hold any options contracts. The monthly average notional amount for the contracts held during the period ended September 30, 2022 were as follows:

Monthly Average Notional Amount (000)(a)
Purchased Options Contracts:
Goose Hollow Tactical Allocation ETF	$2,587

(a) For the period when the Fund held purchased options contracts from April 1, 2022 through July 31, 2022.

Monthly Average Notional Amount (000)(a)
Written Options Contracts:
Goose Hollow Tactical Allocation ETF	$2,170

(a) For the period when the Fund held written options contracts from April 1, 2022 through July 31, 2022.

Summary of Derivative Instruments:

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended September 30, 2022:

	Net Realized Gains (Losses) from
	Futures Contracts	Purchased Options	Written Options
Foreign Currency Risk Exposure
Goose Hollow Tactical Allocation ETF	$(25,943)	$(21,510)	$3,810

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.85% of its average daily net assets, calculated daily and paid monthly.

The advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other

Annual Shareholder Report | 16

Notes to Financial Statements (continued)September 30, 2022

collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.84%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board upon sixty days written notice to the advisor.

As of September 30, 2022, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2022 Expires 9/30/2025	Total
Goose Hollow Tactical Allocation ETF	$80,007	$80,007

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

Annual Shareholder Report | 17

Notes to Financial Statements (continued)September 30, 2022

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended September 30, 2022, the Fund paid a total of $1,050 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2022 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$14,540,304	$13,492,690

Purchases and sales of in-kind transactions for the period ended September 30, 2022 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$8,696,195	$—

There were no purchases or sales of U.S. government securities during the period ended September 30, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(1)
Goose Hollow Tactical Allocation ETF	$250	2.00%

(1) As a percentage of the amount invested.

Annual Shareholder Report | 18

Notes to Financial Statements (continued)September 30, 2022

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of September 30, 2022, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the period ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest of penalties.

As of September 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goose Hollow Tactical Allocation ETF	$9,776,443	$70,631	$(639,030)	$(568,399)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity.

The tax character of distributions paid during the fiscal period ended September 30, 2022 were as follows:

	Distributions paid from
	Ordinary Income	Net Capital Gains	Total Taxable Distributions	Total Distributions Paid
Goose Hollow Tactical Allocation ETF	$5,002	$—	$5,002	$5,002

Annual Shareholder Report | 19

Notes to Financial Statements (continued)September 30, 2022

As of September 30, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Deficit)
Goose Hollow Tactical Allocation ETF	$3,536	$—	$3,536	$(11,026)	$(565,892)	$(573,382)

* Includes unrealized appreciation/(depreciation) from foreign currencies.

As of the fiscal period ended September 30, 2022, the Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

	Long Term Amount	Total
Goose Hollow Tactical Allocation ETF	$11,026	$11,026

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the fiscal period ended September 30, 2022, the Fund had no deferred losses.

Permanent Tax Differences:

As of September 30, 2022, the following reclassifications were made on the Statement of Assets and Liabilities, relating primarily to excise tax.

	Total Distributable Earnings (Deficit)	Paid in Capital
Goose Hollow Tactical Allocation ETF	$59	$(59)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Annual Shareholder Report | 20

Notes to Financial Statements (continued)September 30, 2022

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2022.

Annual Shareholder Report | 21

Report of Independent Registered Public Accounting Firm

To the Shareholders of Goose Hollow Tactical Allocation ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Goose Hollow Tactical Allocation ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 16, 2021 (commencement of operations) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations, changes in net assets, and the financial highlights for the period from November 16, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting

Annual Shareholder Report | 22

Report of Independent Registered Public Accounting Firm (continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 29, 2022

Annual Shareholder Report | 23

Additional InformationSeptember 30, 2022 (Unaudited)

Other Federal Income Tax Information

During the fiscal period ended September 30, 2022, the following percentage of the total ordinary income distributions paid by the Fund qualifies for the distributions received deduction available to corporate shareholders:

Distributions Received Deduction
Goose Hollow Tactical Allocation ETF	3.67%

For the fiscal period ended September 30, 2022, distributions paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

During the fiscal period ended September 30, 2022, the percentage of Qualified Dividend Income is as follows:

Qualified Dividend Income
Goose Hollow Tactical Allocation ETF	100.00%

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-898-6447, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.gham.co shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Annual Shareholder Report | 24

Additional Information (continued)September 30, 2022 (Unaudited)

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-898-6447. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-898-6447 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Annual Shareholder Report | 25

Board of Trustees and Trust Officers (Unaudited)

Name Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	COO of Belpointe, LLC 2022-Present; Chief Executive Officer and President of Atlas Resources LLC 2017-2018, Senior Vice President, Atlas Energy, 2015-2017, Vice President and General Partner of Atlas Growth Partners, L.P. 2013-2017	12	None
Ronald Young Jr. Birth Year: 1974	Trustee	Indefinite/ March 2020 - present	President – Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	Trustee for Belpointe PREP Manager, LLC. 2021- Present

Annual Shareholder Report | 26

Board of Trustees and Trust Officers (Unaudited) (continued)

Interested Trustees and Officers

Name, Address* and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore**** Year of Birth: 1976	Trustee and President	Indefinite/ November 2017 - present	CEO, Belpointe Asset Management, LLC since 2007.	12	None
Kyle R Bubeck Year of Birth: 1955	Chief Compliance Officer	Since October 2021	President and Founder of Beacon Compliance Consulting Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009)	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Since October 2021	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Since October 2021	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

* The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno, NV 89521.

** The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

*** The term “Fund Complex” applies only to the Collaborative Investment Series Trust.

**** Gregory Skidmore is considered an Interested Trustee as defined in the 1940 Act because of his ownership in Collaborative Fund Services, LLC.

The Fund’s SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-904-0406.

Annual Shareholder Report | 27

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 28

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 29

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

11/22

Investment Advisor
Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670

Distributor
ACA Foreside
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2022: $120,000	2021: $43,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2022: $-	2021: $-

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2022: $28,000	2021: $9,500

Fees for 2022 and 2021 are related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

2022: $-	2021: $-

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) The Registrant’s audit committee has reviewed the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(e)(2)

2022: 0%

2021: 0%

(f) Not applicable.

(g)

2022: $-

2021: $-

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	12/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	12/1/2022

By (Signature and Title)	/s/ William McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	12/1/2022